Shareholder Report	12 Months Ended	24 Months Ended	44 Months Ended	75 Months Ended	79 Months Ended	103 Months Ended
	Oct. 31, 2025 USD ($) holding	Oct. 31, 2025 USD ($) holding	Oct. 31, 2025 USD ($) holding	Oct. 31, 2025 USD ($) holding	Oct. 31, 2025 USD ($) holding	Oct. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN CENTURY MUTUAL FUNDS, INC.
Entity Central Index Key	0000100334
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000017045 [Member]
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Investor Class
Trading Symbol	TWBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Balanced Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$93	0.88%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Balanced Fund Investor Class returned 11.13% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
•	In information technology, semiconductors and semiconductor equipment stocks hurt relative results. Several of the leading detractors are explained by their exposure to artificial intelligence (AI). A notable relative detractor was an underweight to AI chipmaker Advanced Micro Devices. It also hurt to have no expsoure to shares of AI software and consulting firm Palantir Technologies.
•	Positioning in the health care sector also detracted from performance. Health care provider and services giant UnitedHealth Group was the leading detractor in the sector. A stake in pharmaceuticals company Novo Nordisk, maker of popular weight-loss drug Ozempic, was another source of weakness.
•	Stock selection in the communication services sector contributed most to relative performance. It helped to avoid shares of poor-performing media companies. An overweight to internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. The company's results benefited from AI-enhanced advertising placement and content creation.
•	The bond allocation produced positive results amid uncertainty around the health of the economy and job market. In those conditions, the Federal Reserve cut short-term interest rates four times during the period. In addition, it was beneficial to underweight Treasury bonds in favor of higher-yielding corporate and securitized debt.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	11.13%	8.13%	7.81%
Regulatory Index
S&P 500	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Bond	6.16%	-0.24%	1.90%
Performance Index
60% S&P 500/40% Bloomberg U.S. Aggregate Bond	15.29%	10.37%	9.63%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 917,046,478	$ 917,046,478	$ 917,046,478	$ 917,046,478	$ 917,046,478	$ 917,046,478
Holdings Count | holding	569	569	569	569	569	569
Advisory Fees Paid, Amount	$ 7,742,067
Investment Company, Portfolio Turnover	84.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	60.3%
U.S. Government Agency Mortgage-Backed Securities	11.3%
U.S. Treasury Securities	9.1%
Corporate Bonds	8.3%
Collateralized Mortgage Obligations	4.5%
Asset-Backed Securities	1.8%
Convertible Preferred Securities	1.4%
Commercial Mortgage-Backed Securities	0.8%
Collateralized Loan Obligations	0.6%
U.S. Government Agency Securities	0.5%
Preferred Securities	0.5%
Municipal Securities	0.3%
Exchange-Traded Funds	0.2%
Sovereign Governments and Agencies	0.1%
Short-Term Investments	1.9%
Other Assets and Liabilities	(1.6)%

C000017047 [Member]
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	I Class
Trading Symbol	ABINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Balanced Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$72	0.68%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Balanced Fund I Class returned 11.34% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
•	In information technology, semiconductors and semiconductor equipment stocks hurt relative results. Several of the leading detractors are explained by their exposure to artificial intelligence (AI). A notable relative detractor was an underweight to AI chipmaker Advanced Micro Devices. It also hurt to have no expsoure to shares of AI software and consulting firm Palantir Technologies.
•	Positioning in the health care sector also detracted from performance. Health care provider and services giant UnitedHealth Group was the leading detractor in the sector. A stake in pharmaceuticals company Novo Nordisk, maker of popular weight-loss drug Ozempic, was another source of weakness.
•	Stock selection in the communication services sector contributed most to relative performance. It helped to avoid shares of poor-performing media companies. An overweight to internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. The company's results benefited from AI-enhanced advertising placement and content creation.
•	The bond allocation produced positive results amid uncertainty around the health of the economy and job market. In those conditions, the Federal Reserve cut short-term interest rates four times during the period. In addition, it was beneficial to underweight Treasury bonds in favor of higher-yielding corporate and securitized debt.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	11.34%	8.35%	8.03%
Regulatory Index
S&P 500	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Bond	6.16%	-0.24%	1.90%
Performance Index
60% S&P 500/40% Bloomberg U.S. Aggregate Bond	15.29%	10.37%	9.63%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 917,046,478	$ 917,046,478	$ 917,046,478	$ 917,046,478	$ 917,046,478	$ 917,046,478
Holdings Count | holding	569	569	569	569	569	569
Advisory Fees Paid, Amount	$ 7,742,067
Investment Company, Portfolio Turnover	84.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	60.3%
U.S. Government Agency Mortgage-Backed Securities	11.3%
U.S. Treasury Securities	9.1%
Corporate Bonds	8.3%
Collateralized Mortgage Obligations	4.5%
Asset-Backed Securities	1.8%
Convertible Preferred Securities	1.4%
Commercial Mortgage-Backed Securities	0.8%
Collateralized Loan Obligations	0.6%
U.S. Government Agency Securities	0.5%
Preferred Securities	0.5%
Municipal Securities	0.3%
Exchange-Traded Funds	0.2%
Sovereign Governments and Agencies	0.1%
Short-Term Investments	1.9%
Other Assets and Liabilities	(1.6)%

C000189734 [Member]
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	R5 Class
Trading Symbol	ABGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Balanced Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$72	0.68%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Balanced Fund R5 Class returned 11.35% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
•	In information technology, semiconductors and semiconductor equipment stocks hurt relative results. Several of the leading detractors are explained by their exposure to artificial intelligence (AI). A notable relative detractor was an underweight to AI chipmaker Advanced Micro Devices. It also hurt to have no expsoure to shares of AI software and consulting firm Palantir Technologies.
•	Positioning in the health care sector also detracted from performance. Health care provider and services giant UnitedHealth Group was the leading detractor in the sector. A stake in pharmaceuticals company Novo Nordisk, maker of popular weight-loss drug Ozempic, was another source of weakness.
•	Stock selection in the communication services sector contributed most to relative performance. It helped to avoid shares of poor-performing media companies. An overweight to internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. The company's results benefited from AI-enhanced advertising placement and content creation.
•	The bond allocation produced positive results amid uncertainty around the health of the economy and job market. In those conditions, the Federal Reserve cut short-term interest rates four times during the period. In addition, it was beneficial to underweight Treasury bonds in favor of higher-yielding corporate and securitized debt.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	11.35%	8.34%	8.23%	4/10/17
Regulatory Index
S&P 500	21.45%	17.64%	15.16%	—
Bloomberg U.S. Aggregate Bond	6.16%	-0.24%	1.85%	—
Performance Index
60% S&P 500/40% Bloomberg U.S. Aggregate Bond	15.29%	10.37%	9.93%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 917,046,478	$ 917,046,478	$ 917,046,478	$ 917,046,478	$ 917,046,478	$ 917,046,478
Holdings Count | holding	569	569	569	569	569	569
Advisory Fees Paid, Amount	$ 7,742,067
Investment Company, Portfolio Turnover	84.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	60.3%
U.S. Government Agency Mortgage-Backed Securities	11.3%
U.S. Treasury Securities	9.1%
Corporate Bonds	8.3%
Collateralized Mortgage Obligations	4.5%
Asset-Backed Securities	1.8%
Convertible Preferred Securities	1.4%
Commercial Mortgage-Backed Securities	0.8%
Collateralized Loan Obligations	0.6%
U.S. Government Agency Securities	0.5%
Preferred Securities	0.5%
Municipal Securities	0.3%
Exchange-Traded Funds	0.2%
Sovereign Governments and Agencies	0.1%
Short-Term Investments	1.9%
Other Assets and Liabilities	(1.6)%

C000017101 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	Investor Class
Trading Symbol	TWCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Growth Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$98	0.87%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Growth Fund Investor Class returned 25.81% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	The leading contributions to relative performance at the sector level came from positioning among materials, energy and real estate stocks. These sectors lagged in a market that was largely driven by enthusiasm for artificial intelligence (AI)-related stocks. We had little or no exposure to each of these sectors.
•	Among individual contributors, a notable source of strength was positioning among specific software stocks. For example, the leading contributor to relative results was a lack of exposure to digital publishing and marketing firm Adobe, whose business was perceived as being under threat from AI.
•	Positioning in the health care sector detracted most from performance. Pharmaceuticals company Novo Nordisk, maker of popular weight-loss drug Ozempic, and health care provider and services giant UnitedHealth Group were notable detractors in health care.
•	Stock selection in the consumer discretionary sector detracted from relative performance. Positioning among specialty retail and automobiles stocks hurt relative results in the sector the most. In general, specialty retail stocks suffered from weaker spending by lower-income and price-sensitive consumers. In automobiles, it detracted to be underweight in shares of Tesla.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	25.81%	16.51%	16.21%
Regulatory Index
Russell 1000	21.14%	17.05%	14.39%
Performance Index
Russell 1000 Growth	30.52%	19.24%	18.28%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 16,598,141,727	$ 16,598,141,727	$ 16,598,141,727	$ 16,598,141,727	$ 16,598,141,727	$ 16,598,141,727
Holdings Count | holding	77	77	77	77	77	77
Advisory Fees Paid, Amount	$ 112,726,833
Investment Company, Portfolio Turnover	38.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	0.2%	Software	20%
Other Assets and Liabilities	0.0%	Interactive Media and Services	10%
		Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	5%

C000017103 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	I Class
Trading Symbol	TWGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Growth Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$76	0.67%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Growth Fund I Class returned 26.07% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	The leading contributions to relative performance at the sector level came from positioning among materials, energy and real estate stocks. These sectors lagged in a market that was largely driven by enthusiasm for artificial intelligence (AI)-related stocks. We had little or no exposure to each of these sectors.
•	Among individual contributors, a notable source of strength was positioning among specific software stocks. For example, the leading contributor to relative results was a lack of exposure to digital publishing and marketing firm Adobe, whose business was perceived as being under threat from AI.
•	Positioning in the health care sector detracted most from performance. Pharmaceuticals company Novo Nordisk, maker of popular weight-loss drug Ozempic, and health care provider and services giant UnitedHealth Group were notable detractors in health care.
•	Stock selection in the consumer discretionary sector detracted from relative performance. Positioning among specialty retail and automobiles stocks hurt relative results in the sector the most. In general, specialty retail stocks suffered from weaker spending by lower-income and price-sensitive consumers. In automobiles, it detracted to be underweight in shares of Tesla.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	26.07%	16.74%	16.44%
Regulatory Index
Russell 1000	21.14%	17.05%	14.39%
Performance Index
Russell 1000 Growth	30.52%	19.24%	18.28%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 16,598,141,727	$ 16,598,141,727	$ 16,598,141,727	$ 16,598,141,727	$ 16,598,141,727	$ 16,598,141,727
Holdings Count | holding	77	77	77	77	77	77
Advisory Fees Paid, Amount	$ 112,726,833
Investment Company, Portfolio Turnover	38.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	0.2%	Software	20%
Other Assets and Liabilities	0.0%	Interactive Media and Services	10%
		Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	5%

C000189744 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	Y Class
Trading Symbol	AGYWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Growth Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$59	0.52%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Growth Fund Y Class returned 26.25% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	The leading contributions to relative performance at the sector level came from positioning among materials, energy and real estate stocks. These sectors lagged in a market that was largely driven by enthusiasm for artificial intelligence (AI)-related stocks. We had little or no exposure to each of these sectors.
•	Among individual contributors, a notable source of strength was positioning among specific software stocks. For example, the leading contributor to relative results was a lack of exposure to digital publishing and marketing firm Adobe, whose business was perceived as being under threat from AI.
•	Positioning in the health care sector detracted most from performance. Pharmaceuticals company Novo Nordisk, maker of popular weight-loss drug Ozempic, and health care provider and services giant UnitedHealth Group were notable detractors in health care.
•	Stock selection in the consumer discretionary sector detracted from relative performance. Positioning among specialty retail and automobiles stocks hurt relative results in the sector the most. In general, specialty retail stocks suffered from weaker spending by lower-income and price-sensitive consumers. In automobiles, it detracted to be underweight in shares of Tesla.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	26.25%	16.91%	17.98%	4/10/17
Regulatory Index
Russell 1000	21.14%	17.05%	14.89%	—
Performance Index
Russell 1000 Growth	30.52%	19.24%	19.68%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 16,598,141,727	$ 16,598,141,727	$ 16,598,141,727	$ 16,598,141,727	$ 16,598,141,727	$ 16,598,141,727
Holdings Count | holding	77	77	77	77	77	77
Advisory Fees Paid, Amount	$ 112,726,833
Investment Company, Portfolio Turnover	38.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	0.2%	Software	20%
Other Assets and Liabilities	0.0%	Interactive Media and Services	10%
		Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	5%

C000017102 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	A Class
Trading Symbol	TCRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Growth Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$126	1.12%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Growth Fund A Class returned 25.50% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	The leading contributions to relative performance at the sector level came from positioning among materials, energy and real estate stocks. These sectors lagged in a market that was largely driven by enthusiasm for artificial intelligence (AI)-related stocks. We had little or no exposure to each of these sectors.
•	Among individual contributors, a notable source of strength was positioning among specific software stocks. For example, the leading contributor to relative results was a lack of exposure to digital publishing and marketing firm Adobe, whose business was perceived as being under threat from AI.
•	Positioning in the health care sector detracted most from performance. Pharmaceuticals company Novo Nordisk, maker of popular weight-loss drug Ozempic, and health care provider and services giant UnitedHealth Group were notable detractors in health care.
•	Stock selection in the consumer discretionary sector detracted from relative performance. Positioning among specialty retail and automobiles stocks hurt relative results in the sector the most. In general, specialty retail stocks suffered from weaker spending by lower-income and price-sensitive consumers. In automobiles, it detracted to be underweight in shares of Tesla.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	25.50%	16.22%	15.92%
A Class - with sales charge	18.29%	14.85%	15.24%
Regulatory Index
Russell 1000	21.14%	17.05%	14.39%
Performance Index
Russell 1000 Growth	30.52%	19.24%	18.28%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 16,598,141,727	$ 16,598,141,727	$ 16,598,141,727	$ 16,598,141,727	$ 16,598,141,727	$ 16,598,141,727
Holdings Count | holding	77	77	77	77	77	77
Advisory Fees Paid, Amount	$ 112,726,833
Investment Company, Portfolio Turnover	38.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	0.2%	Software	20%
Other Assets and Liabilities	0.0%	Interactive Media and Services	10%
		Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	5%

C000088050 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	C Class
Trading Symbol	TWRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Growth Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$210	1.87%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Growth Fund C Class returned 24.57% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	The leading contributions to relative performance at the sector level came from positioning among materials, energy and real estate stocks. These sectors lagged in a market that was largely driven by enthusiasm for artificial intelligence (AI)-related stocks. We had little or no exposure to each of these sectors.
•	Among individual contributors, a notable source of strength was positioning among specific software stocks. For example, the leading contributor to relative results was a lack of exposure to digital publishing and marketing firm Adobe, whose business was perceived as being under threat from AI.
•	Positioning in the health care sector detracted most from performance. Pharmaceuticals company Novo Nordisk, maker of popular weight-loss drug Ozempic, and health care provider and services giant UnitedHealth Group were notable detractors in health care.
•	Stock selection in the consumer discretionary sector detracted from relative performance. Positioning among specialty retail and automobiles stocks hurt relative results in the sector the most. In general, specialty retail stocks suffered from weaker spending by lower-income and price-sensitive consumers. In automobiles, it detracted to be underweight in shares of Tesla.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	24.57%	15.35%	15.06%
Regulatory Index
Russell 1000	21.14%	17.05%	14.39%
Performance Index
Russell 1000 Growth	30.52%	19.24%	18.28%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 16,598,141,727	$ 16,598,141,727	$ 16,598,141,727	$ 16,598,141,727	$ 16,598,141,727	$ 16,598,141,727
Holdings Count | holding	77	77	77	77	77	77
Advisory Fees Paid, Amount	$ 112,726,833
Investment Company, Portfolio Turnover	38.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	0.2%	Software	20%
Other Assets and Liabilities	0.0%	Interactive Media and Services	10%
		Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	5%

C000017105 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	R Class
Trading Symbol	AGWRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Growth Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$154	1.37%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Growth Fund R Class returned 25.20% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	The leading contributions to relative performance at the sector level came from positioning among materials, energy and real estate stocks. These sectors lagged in a market that was largely driven by enthusiasm for artificial intelligence (AI)-related stocks. We had little or no exposure to each of these sectors.
•	Among individual contributors, a notable source of strength was positioning among specific software stocks. For example, the leading contributor to relative results was a lack of exposure to digital publishing and marketing firm Adobe, whose business was perceived as being under threat from AI.
•	Positioning in the health care sector detracted most from performance. Pharmaceuticals company Novo Nordisk, maker of popular weight-loss drug Ozempic, and health care provider and services giant UnitedHealth Group were notable detractors in health care.
•	Stock selection in the consumer discretionary sector detracted from relative performance. Positioning among specialty retail and automobiles stocks hurt relative results in the sector the most. In general, specialty retail stocks suffered from weaker spending by lower-income and price-sensitive consumers. In automobiles, it detracted to be underweight in shares of Tesla.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	25.20%	15.93%	15.63%
Regulatory Index
Russell 1000	21.14%	17.05%	14.39%
Performance Index
Russell 1000 Growth	30.52%	19.24%	18.28%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 16,598,141,727	$ 16,598,141,727	$ 16,598,141,727	$ 16,598,141,727	$ 16,598,141,727	$ 16,598,141,727
Holdings Count | holding	77	77	77	77	77	77
Advisory Fees Paid, Amount	$ 112,726,833
Investment Company, Portfolio Turnover	38.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	0.2%	Software	20%
Other Assets and Liabilities	0.0%	Interactive Media and Services	10%
		Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	5%

C000189743 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	R5 Class
Trading Symbol	AGWUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Growth Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$76	0.67%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Growth Fund R5 Class returned 26.07% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	The leading contributions to relative performance at the sector level came from positioning among materials, energy and real estate stocks. These sectors lagged in a market that was largely driven by enthusiasm for artificial intelligence (AI)-related stocks. We had little or no exposure to each of these sectors.
•	Among individual contributors, a notable source of strength was positioning among specific software stocks. For example, the leading contributor to relative results was a lack of exposure to digital publishing and marketing firm Adobe, whose business was perceived as being under threat from AI.
•	Positioning in the health care sector detracted most from performance. Pharmaceuticals company Novo Nordisk, maker of popular weight-loss drug Ozempic, and health care provider and services giant UnitedHealth Group were notable detractors in health care.
•	Stock selection in the consumer discretionary sector detracted from relative performance. Positioning among specialty retail and automobiles stocks hurt relative results in the sector the most. In general, specialty retail stocks suffered from weaker spending by lower-income and price-sensitive consumers. In automobiles, it detracted to be underweight in shares of Tesla.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	26.07%	16.74%	17.81%	4/10/17
Regulatory Index
Russell 1000	21.14%	17.05%	14.89%	—
Performance Index
Russell 1000 Growth	30.52%	19.24%	19.68%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 16,598,141,727	$ 16,598,141,727	$ 16,598,141,727	$ 16,598,141,727	$ 16,598,141,727	$ 16,598,141,727
Holdings Count | holding	77	77	77	77	77	77
Advisory Fees Paid, Amount	$ 112,726,833
Investment Company, Portfolio Turnover	38.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	0.2%	Software	20%
Other Assets and Liabilities	0.0%	Interactive Media and Services	10%
		Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	5%

C000131599 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	R6 Class
Trading Symbol	AGRDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Growth Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$59	0.52%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Growth Fund R6 Class returned 26.25% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	The leading contributions to relative performance at the sector level came from positioning among materials, energy and real estate stocks. These sectors lagged in a market that was largely driven by enthusiasm for artificial intelligence (AI)-related stocks. We had little or no exposure to each of these sectors.
•	Among individual contributors, a notable source of strength was positioning among specific software stocks. For example, the leading contributor to relative results was a lack of exposure to digital publishing and marketing firm Adobe, whose business was perceived as being under threat from AI.
•	Positioning in the health care sector detracted most from performance. Pharmaceuticals company Novo Nordisk, maker of popular weight-loss drug Ozempic, and health care provider and services giant UnitedHealth Group were notable detractors in health care.
•	Stock selection in the consumer discretionary sector detracted from relative performance. Positioning among specialty retail and automobiles stocks hurt relative results in the sector the most. In general, specialty retail stocks suffered from weaker spending by lower-income and price-sensitive consumers. In automobiles, it detracted to be underweight in shares of Tesla.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	26.25%	16.91%	16.62%
Regulatory Index
Russell 1000	21.14%	17.05%	14.39%
Performance Index
Russell 1000 Growth	30.52%	19.24%	18.28%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 16,598,141,727	$ 16,598,141,727	$ 16,598,141,727	$ 16,598,141,727	$ 16,598,141,727	$ 16,598,141,727
Holdings Count | holding	77	77	77	77	77	77
Advisory Fees Paid, Amount	$ 112,726,833
Investment Company, Portfolio Turnover	38.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	0.2%	Software	20%
Other Assets and Liabilities	0.0%	Interactive Media and Services	10%
		Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	5%

C000236113 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	G Class
Trading Symbol	ACIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Growth Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Growth Fund G Class returned 26.90% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	The leading contributions to relative performance at the sector level came from positioning among materials, energy and real estate stocks. These sectors lagged in a market that was largely driven by enthusiasm for artificial intelligence (AI)-related stocks. We had little or no exposure to each of these sectors.
•	Among individual contributors, a notable source of strength was positioning among specific software stocks. For example, the leading contributor to relative results was a lack of exposure to digital publishing and marketing firm Adobe, whose business was perceived as being under threat from AI.
•	Positioning in the health care sector detracted most from performance. Pharmaceuticals company Novo Nordisk, maker of popular weight-loss drug Ozempic, and health care provider and services giant UnitedHealth Group were notable detractors in health care.
•	Stock selection in the consumer discretionary sector detracted from relative performance. Positioning among specialty retail and automobiles stocks hurt relative results in the sector the most. In general, specialty retail stocks suffered from weaker spending by lower-income and price-sensitive consumers. In automobiles, it detracted to be underweight in shares of Tesla.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 1, 2022 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	26.90%	16.78%	3/1/22
Regulatory Index
Russell 1000	21.14%	14.63%	—
Performance Index
Russell 1000 Growth	30.52%	19.10%	—

Performance Inception Date			Mar. 01, 2022
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 16,598,141,727	$ 16,598,141,727	$ 16,598,141,727	$ 16,598,141,727	$ 16,598,141,727	$ 16,598,141,727
Holdings Count | holding	77	77	77	77	77	77
Advisory Fees Paid, Amount	$ 112,726,833
Investment Company, Portfolio Turnover	38.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	0.2%	Software	20%
Other Assets and Liabilities	0.0%	Interactive Media and Services	10%
		Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	5%

C000017106 [Member]
Shareholder Report [Line Items]
Fund Name	Heritage Fund
Class Name	Investor Class
Trading Symbol	TWHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Heritage Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$109	1.00%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Heritage Fund Investor Class returned 17.77% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell Midcap Growth Index.
•	Information technology stocks contributed most to performance thanks to selection and allocation decisions, particularly among IT services and communications equipment stocks. Exposure to artificial intelligence (AI) strongly influenced performance. Communication networking firm Ciena was the leading contributor as a result of benefiting from exposure to AI infrastructure spending.
•	Positioning in the industrials sector contributed, led by building products and professional services firms. A notable source of strength was a stake in commercial building solutions company Johnson Controls International. It benefited from strong demand for its energy-efficiency and cooling solutions, particularly as they relate to the ongoing AI-related data center build-out.
•	Communication services stocks were the leading detractors as a result of stock choices and an underweight allocation. A relative lack of exposure to strong-performing entertainment stocks hurt relative results. Stock choices among interactive media and services companies also detracted from performance.
•	Stock selection meant the health care sector was another notable detractor. Companies in the life sciences tools and services industry underperformed. They were hurt by worries about the level of drug research spending amid heightened economic, political and regulatory uncertainty.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	17.77%	10.06%	11.58%
Regulatory Index
Russell 3000	20.81%	16.74%	14.08%
Performance Index
Russell Midcap Growth	19.59%	11.17%	12.65%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 6,125,756,314	$ 6,125,756,314	$ 6,125,756,314	$ 6,125,756,314	$ 6,125,756,314	$ 6,125,756,314
Holdings Count | holding	82	82	82	82	82	82
Advisory Fees Paid, Amount	$ 50,265,902
Investment Company, Portfolio Turnover	62.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.1%	Software	11%
Short-Term Investments	0.9%	Hotels, Restaurants and Leisure	10%
Other Assets and Liabilities	0.0%	Aerospace and Defense	7%
		Health Care Equipment and Supplies	5%
		Biotechnology	5%

C000017108 [Member]
Shareholder Report [Line Items]
Fund Name	Heritage Fund
Class Name	I Class
Trading Symbol	ATHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Heritage Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$87	0.80%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Heritage Fund I Class returned 18.02% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell Midcap Growth Index.
•	Information technology stocks contributed most to performance thanks to selection and allocation decisions, particularly among IT services and communications equipment stocks. Exposure to artificial intelligence (AI) strongly influenced performance. Communication networking firm Ciena was the leading contributor as a result of benefiting from exposure to AI infrastructure spending.
•	Positioning in the industrials sector contributed, led by building products and professional services firms. A notable source of strength was a stake in commercial building solutions company Johnson Controls International. It benefited from strong demand for its energy-efficiency and cooling solutions, particularly as they relate to the ongoing AI-related data center build-out.
•	Communication services stocks were the leading detractors as a result of stock choices and an underweight allocation. A relative lack of exposure to strong-performing entertainment stocks hurt relative results. Stock choices among interactive media and services companies also detracted from performance.
•	Stock selection meant the health care sector was another notable detractor. Companies in the life sciences tools and services industry underperformed. They were hurt by worries about the level of drug research spending amid heightened economic, political and regulatory uncertainty.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	18.02%	10.27%	11.80%
Regulatory Index
Russell 3000	20.81%	16.74%	14.08%
Performance Index
Russell Midcap Growth	19.59%	11.17%	12.65%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 6,125,756,314	$ 6,125,756,314	$ 6,125,756,314	$ 6,125,756,314	$ 6,125,756,314	$ 6,125,756,314
Holdings Count | holding	82	82	82	82	82	82
Advisory Fees Paid, Amount	$ 50,265,902
Investment Company, Portfolio Turnover	62.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.1%	Software	11%
Short-Term Investments	0.9%	Hotels, Restaurants and Leisure	10%
Other Assets and Liabilities	0.0%	Aerospace and Defense	7%
		Health Care Equipment and Supplies	5%
		Biotechnology	5%

C000189746 [Member]
Shareholder Report [Line Items]
Fund Name	Heritage Fund
Class Name	Y Class
Trading Symbol	ATHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Heritage Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$71	0.65%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Heritage Fund Y Class returned 18.19% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell Midcap Growth Index.
•	Information technology stocks contributed most to performance thanks to selection and allocation decisions, particularly among IT services and communications equipment stocks. Exposure to artificial intelligence (AI) strongly influenced performance. Communication networking firm Ciena was the leading contributor as a result of benefiting from exposure to AI infrastructure spending.
•	Positioning in the industrials sector contributed, led by building products and professional services firms. A notable source of strength was a stake in commercial building solutions company Johnson Controls International. It benefited from strong demand for its energy-efficiency and cooling solutions, particularly as they relate to the ongoing AI-related data center build-out.
•	Communication services stocks were the leading detractors as a result of stock choices and an underweight allocation. A relative lack of exposure to strong-performing entertainment stocks hurt relative results. Stock choices among interactive media and services companies also detracted from performance.
•	Stock selection meant the health care sector was another notable detractor. Companies in the life sciences tools and services industry underperformed. They were hurt by worries about the level of drug research spending amid heightened economic, political and regulatory uncertainty.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	18.19%	10.44%	13.12%	4/10/17
Regulatory Index
Russell 3000	20.81%	16.74%	14.50%	—
Performance Index
Russell Midcap Growth	19.59%	11.17%	13.48%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 6,125,756,314	$ 6,125,756,314	$ 6,125,756,314	$ 6,125,756,314	$ 6,125,756,314	$ 6,125,756,314
Holdings Count | holding	82	82	82	82	82	82
Advisory Fees Paid, Amount	$ 50,265,902
Investment Company, Portfolio Turnover	62.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.1%	Software	11%
Short-Term Investments	0.9%	Hotels, Restaurants and Leisure	10%
Other Assets and Liabilities	0.0%	Aerospace and Defense	7%
		Health Care Equipment and Supplies	5%
		Biotechnology	5%

C000017107 [Member]
Shareholder Report [Line Items]
Fund Name	Heritage Fund
Class Name	A Class
Trading Symbol	ATHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Heritage Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$136	1.25%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Heritage Fund A Class returned 17.52% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell Midcap Growth Index.
•	Information technology stocks contributed most to performance thanks to selection and allocation decisions, particularly among IT services and communications equipment stocks. Exposure to artificial intelligence (AI) strongly influenced performance. Communication networking firm Ciena was the leading contributor as a result of benefiting from exposure to AI infrastructure spending.
•	Positioning in the industrials sector contributed, led by building products and professional services firms. A notable source of strength was a stake in commercial building solutions company Johnson Controls International. It benefited from strong demand for its energy-efficiency and cooling solutions, particularly as they relate to the ongoing AI-related data center build-out.
•	Communication services stocks were the leading detractors as a result of stock choices and an underweight allocation. A relative lack of exposure to strong-performing entertainment stocks hurt relative results. Stock choices among interactive media and services companies also detracted from performance.
•	Stock selection meant the health care sector was another notable detractor. Companies in the life sciences tools and services industry underperformed. They were hurt by worries about the level of drug research spending amid heightened economic, political and regulatory uncertainty.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	17.52%	9.78%	11.30%
A Class - with sales charge	10.76%	8.48%	10.65%
Regulatory Index
Russell 3000	20.81%	16.74%	14.08%
Performance Index
Russell Midcap Growth	19.59%	11.17%	12.65%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 6,125,756,314	$ 6,125,756,314	$ 6,125,756,314	$ 6,125,756,314	$ 6,125,756,314	$ 6,125,756,314
Holdings Count | holding	82	82	82	82	82	82
Advisory Fees Paid, Amount	$ 50,265,902
Investment Company, Portfolio Turnover	62.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.1%	Software	11%
Short-Term Investments	0.9%	Hotels, Restaurants and Leisure	10%
Other Assets and Liabilities	0.0%	Aerospace and Defense	7%
		Health Care Equipment and Supplies	5%
		Biotechnology	5%

C000017109 [Member]
Shareholder Report [Line Items]
Fund Name	Heritage Fund
Class Name	C Class
Trading Symbol	AHGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Heritage Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$217	2.00%

Expenses Paid, Amount	$ 217
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Heritage Fund C Class returned 16.56% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell Midcap Growth Index.
•	Information technology stocks contributed most to performance thanks to selection and allocation decisions, particularly among IT services and communications equipment stocks. Exposure to artificial intelligence (AI) strongly influenced performance. Communication networking firm Ciena was the leading contributor as a result of benefiting from exposure to AI infrastructure spending.
•	Positioning in the industrials sector contributed, led by building products and professional services firms. A notable source of strength was a stake in commercial building solutions company Johnson Controls International. It benefited from strong demand for its energy-efficiency and cooling solutions, particularly as they relate to the ongoing AI-related data center build-out.
•	Communication services stocks were the leading detractors as a result of stock choices and an underweight allocation. A relative lack of exposure to strong-performing entertainment stocks hurt relative results. Stock choices among interactive media and services companies also detracted from performance.
•	Stock selection meant the health care sector was another notable detractor. Companies in the life sciences tools and services industry underperformed. They were hurt by worries about the level of drug research spending amid heightened economic, political and regulatory uncertainty.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	16.56%	8.95%	10.47%
Regulatory Index
Russell 3000	20.81%	16.74%	14.08%
Performance Index
Russell Midcap Growth	19.59%	11.17%	12.65%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 6,125,756,314	$ 6,125,756,314	$ 6,125,756,314	$ 6,125,756,314	$ 6,125,756,314	$ 6,125,756,314
Holdings Count | holding	82	82	82	82	82	82
Advisory Fees Paid, Amount	$ 50,265,902
Investment Company, Portfolio Turnover	62.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.1%	Software	11%
Short-Term Investments	0.9%	Hotels, Restaurants and Leisure	10%
Other Assets and Liabilities	0.0%	Aerospace and Defense	7%
		Health Care Equipment and Supplies	5%
		Biotechnology	5%

C000055524 [Member]
Shareholder Report [Line Items]
Fund Name	Heritage Fund
Class Name	R Class
Trading Symbol	ATHWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Heritage Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$163	1.50%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Heritage Fund R Class returned 17.21% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell Midcap Growth Index.
•	Information technology stocks contributed most to performance thanks to selection and allocation decisions, particularly among IT services and communications equipment stocks. Exposure to artificial intelligence (AI) strongly influenced performance. Communication networking firm Ciena was the leading contributor as a result of benefiting from exposure to AI infrastructure spending.
•	Positioning in the industrials sector contributed, led by building products and professional services firms. A notable source of strength was a stake in commercial building solutions company Johnson Controls International. It benefited from strong demand for its energy-efficiency and cooling solutions, particularly as they relate to the ongoing AI-related data center build-out.
•	Communication services stocks were the leading detractors as a result of stock choices and an underweight allocation. A relative lack of exposure to strong-performing entertainment stocks hurt relative results. Stock choices among interactive media and services companies also detracted from performance.
•	Stock selection meant the health care sector was another notable detractor. Companies in the life sciences tools and services industry underperformed. They were hurt by worries about the level of drug research spending amid heightened economic, political and regulatory uncertainty.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	17.21%	9.50%	11.03%
Regulatory Index
Russell 3000	20.81%	16.74%	14.08%
Performance Index
Russell Midcap Growth	19.59%	11.17%	12.65%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 6,125,756,314	$ 6,125,756,314	$ 6,125,756,314	$ 6,125,756,314	$ 6,125,756,314	$ 6,125,756,314
Holdings Count | holding	82	82	82	82	82	82
Advisory Fees Paid, Amount	$ 50,265,902
Investment Company, Portfolio Turnover	62.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.1%	Software	11%
Short-Term Investments	0.9%	Hotels, Restaurants and Leisure	10%
Other Assets and Liabilities	0.0%	Aerospace and Defense	7%
		Health Care Equipment and Supplies	5%
		Biotechnology	5%

C000189745 [Member]
Shareholder Report [Line Items]
Fund Name	Heritage Fund
Class Name	R5 Class
Trading Symbol	ATHGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Heritage Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$87	0.80%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Heritage Fund R5 Class returned 18.01% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell Midcap Growth Index.
•	Information technology stocks contributed most to performance thanks to selection and allocation decisions, particularly among IT services and communications equipment stocks. Exposure to artificial intelligence (AI) strongly influenced performance. Communication networking firm Ciena was the leading contributor as a result of benefiting from exposure to AI infrastructure spending.
•	Positioning in the industrials sector contributed, led by building products and professional services firms. A notable source of strength was a stake in commercial building solutions company Johnson Controls International. It benefited from strong demand for its energy-efficiency and cooling solutions, particularly as they relate to the ongoing AI-related data center build-out.
•	Communication services stocks were the leading detractors as a result of stock choices and an underweight allocation. A relative lack of exposure to strong-performing entertainment stocks hurt relative results. Stock choices among interactive media and services companies also detracted from performance.
•	Stock selection meant the health care sector was another notable detractor. Companies in the life sciences tools and services industry underperformed. They were hurt by worries about the level of drug research spending amid heightened economic, political and regulatory uncertainty.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	18.01%	10.27%	12.95%	4/10/17
Regulatory Index
Russell 3000	20.81%	16.74%	14.50%	—
Performance Index
Russell Midcap Growth	19.59%	11.17%	13.48%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 6,125,756,314	$ 6,125,756,314	$ 6,125,756,314	$ 6,125,756,314	$ 6,125,756,314	$ 6,125,756,314
Holdings Count | holding	82	82	82	82	82	82
Advisory Fees Paid, Amount	$ 50,265,902
Investment Company, Portfolio Turnover	62.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.1%	Software	11%
Short-Term Investments	0.9%	Hotels, Restaurants and Leisure	10%
Other Assets and Liabilities	0.0%	Aerospace and Defense	7%
		Health Care Equipment and Supplies	5%
		Biotechnology	5%

C000129042 [Member]
Shareholder Report [Line Items]
Fund Name	Heritage Fund
Class Name	R6 Class
Trading Symbol	ATHDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Heritage Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$71	0.65%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Heritage Fund R6 Class returned 18.19% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell Midcap Growth Index.
•	Information technology stocks contributed most to performance thanks to selection and allocation decisions, particularly among IT services and communications equipment stocks. Exposure to artificial intelligence (AI) strongly influenced performance. Communication networking firm Ciena was the leading contributor as a result of benefiting from exposure to AI infrastructure spending.
•	Positioning in the industrials sector contributed, led by building products and professional services firms. A notable source of strength was a stake in commercial building solutions company Johnson Controls International. It benefited from strong demand for its energy-efficiency and cooling solutions, particularly as they relate to the ongoing AI-related data center build-out.
•	Communication services stocks were the leading detractors as a result of stock choices and an underweight allocation. A relative lack of exposure to strong-performing entertainment stocks hurt relative results. Stock choices among interactive media and services companies also detracted from performance.
•	Stock selection meant the health care sector was another notable detractor. Companies in the life sciences tools and services industry underperformed. They were hurt by worries about the level of drug research spending amid heightened economic, political and regulatory uncertainty.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	18.19%	10.44%	11.98%
Regulatory Index
Russell 3000	20.81%	16.74%	14.08%
Performance Index
Russell Midcap Growth	19.59%	11.17%	12.65%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 6,125,756,314	$ 6,125,756,314	$ 6,125,756,314	$ 6,125,756,314	$ 6,125,756,314	$ 6,125,756,314
Holdings Count | holding	82	82	82	82	82	82
Advisory Fees Paid, Amount	$ 50,265,902
Investment Company, Portfolio Turnover	62.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.1%	Software	11%
Short-Term Investments	0.9%	Hotels, Restaurants and Leisure	10%
Other Assets and Liabilities	0.0%	Aerospace and Defense	7%
		Health Care Equipment and Supplies	5%
		Biotechnology	5%

C000236114 [Member]
Shareholder Report [Line Items]
Fund Name	Heritage Fund
Class Name	G Class
Trading Symbol	ACILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Heritage Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Heritage Fund G Class returned 18.98% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell Midcap Growth Index.
•	Information technology stocks contributed most to performance thanks to selection and allocation decisions, particularly among IT services and communications equipment stocks. Exposure to artificial intelligence (AI) strongly influenced performance. Communication networking firm Ciena was the leading contributor as a result of benefiting from exposure to AI infrastructure spending.
•	Positioning in the industrials sector contributed, led by building products and professional services firms. A notable source of strength was a stake in commercial building solutions company Johnson Controls International. It benefited from strong demand for its energy-efficiency and cooling solutions, particularly as they relate to the ongoing AI-related data center build-out.
•	Communication services stocks were the leading detractors as a result of stock choices and an underweight allocation. A relative lack of exposure to strong-performing entertainment stocks hurt relative results. Stock choices among interactive media and services companies also detracted from performance.
•	Stock selection meant the health care sector was another notable detractor. Companies in the life sciences tools and services industry underperformed. They were hurt by worries about the level of drug research spending amid heightened economic, political and regulatory uncertainty.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 1, 2022 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	18.98%	11.52%	3/1/22
Regulatory Index
Russell 3000	20.81%	14.24%	—
Performance Index
Russell Midcap Growth	19.59%	11.55%	—

Performance Inception Date			Mar. 01, 2022
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 6,125,756,314	$ 6,125,756,314	$ 6,125,756,314	$ 6,125,756,314	$ 6,125,756,314	$ 6,125,756,314
Holdings Count | holding	82	82	82	82	82	82
Advisory Fees Paid, Amount	$ 50,265,902
Investment Company, Portfolio Turnover	62.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.1%	Software	11%
Short-Term Investments	0.9%	Hotels, Restaurants and Leisure	10%
Other Assets and Liabilities	0.0%	Aerospace and Defense	7%
		Health Care Equipment and Supplies	5%
		Biotechnology	5%

C000017094 [Member]
Shareholder Report [Line Items]
Fund Name	Large Cap Equity Fund
Class Name	Investor Class
Trading Symbol	AFDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Large Cap Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$85	0.79%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Large Cap Equity Fund Investor Class returned 14.53% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance compared to the S&P 500 Index.
•	Stock selection in the communication services sector contributed most to relative performance. It helped to avoid shares of poor-performing media companies. An overweight to internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. The company's results benefited from artificial intelligence (AI)-enhanced advertising placement and content creation.
•	Among individual contributors, a notable source of strength was a stake in commercial building solutions company Johnson Controls International. The stock benefited from strong demand for its energy-efficiency and cooling solutions, particularly as they relate to the ongoing AI-related data center build-out.
•	In information technology, semiconductors and semiconductor equipment stocks hurt relative results. Several of the leading detractors are explained by their exposure to AI. A notable relative detractor was an underweight to AI chipmaker Advanced Micro Devices. It also hurt to have no expsoure to shares of AI software and consulting firm Palantir Technologies.
•	Positioning in the health care sector also detracted from performance. Health care provider and services giant UnitedHealth Group was the leading detractor in the sector. A stake in pharmaceuticals company Novo Nordisk, maker of popular weight-loss drug Ozempic, was another source of weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	14.53%	14.49%	13.23%
S&P 500	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 3,404,760,198	$ 3,404,760,198	$ 3,404,760,198	$ 3,404,760,198	$ 3,404,760,198	$ 3,404,760,198
Holdings Count | holding	100	100	100	100	100	100
Advisory Fees Paid, Amount	$ 11,078,510
Investment Company, Portfolio Turnover	44.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	100.0%	Semiconductors and Semiconductor Equipment	15%
Short-Term Investments	0.2%	Software	12%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	8%
		Technology Hardware, Storage and Peripherals	5%
		Capital Markets	4%

C000017095 [Member]
Shareholder Report [Line Items]
Fund Name	Large Cap Equity Fund
Class Name	I Class
Trading Symbol	AFEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Large Cap Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$63	0.59%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Large Cap Equity Fund I Class returned 14.73% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance compared to the S&P 500 Index.
•	Stock selection in the communication services sector contributed most to relative performance. It helped to avoid shares of poor-performing media companies. An overweight to internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. The company's results benefited from artificial intelligence (AI)-enhanced advertising placement and content creation.
•	Among individual contributors, a notable source of strength was a stake in commercial building solutions company Johnson Controls International. The stock benefited from strong demand for its energy-efficiency and cooling solutions, particularly as they relate to the ongoing AI-related data center build-out.
•	In information technology, semiconductors and semiconductor equipment stocks hurt relative results. Several of the leading detractors are explained by their exposure to AI. A notable relative detractor was an underweight to AI chipmaker Advanced Micro Devices. It also hurt to have no expsoure to shares of AI software and consulting firm Palantir Technologies.
•	Positioning in the health care sector also detracted from performance. Health care provider and services giant UnitedHealth Group was the leading detractor in the sector. A stake in pharmaceuticals company Novo Nordisk, maker of popular weight-loss drug Ozempic, was another source of weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	14.73%	14.72%	13.46%
S&P 500	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 3,404,760,198	$ 3,404,760,198	$ 3,404,760,198	$ 3,404,760,198	$ 3,404,760,198	$ 3,404,760,198
Holdings Count | holding	100	100	100	100	100	100
Advisory Fees Paid, Amount	$ 11,078,510
Investment Company, Portfolio Turnover	44.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	100.0%	Semiconductors and Semiconductor Equipment	15%
Short-Term Investments	0.2%	Software	12%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	8%
		Technology Hardware, Storage and Peripherals	5%
		Capital Markets	4%

C000189742 [Member]
Shareholder Report [Line Items]
Fund Name	Large Cap Equity Fund
Class Name	Y Class
Trading Symbol	AFYDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Large Cap Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Large Cap Equity Fund Y Class returned 14.92% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance compared to the S&P 500 Index.
•	Stock selection in the communication services sector contributed most to relative performance. It helped to avoid shares of poor-performing media companies. An overweight to internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. The company's results benefited from artificial intelligence (AI)-enhanced advertising placement and content creation.
•	Among individual contributors, a notable source of strength was a stake in commercial building solutions company Johnson Controls International. The stock benefited from strong demand for its energy-efficiency and cooling solutions, particularly as they relate to the ongoing AI-related data center build-out.
•	In information technology, semiconductors and semiconductor equipment stocks hurt relative results. Several of the leading detractors are explained by their exposure to AI. A notable relative detractor was an underweight to AI chipmaker Advanced Micro Devices. It also hurt to have no expsoure to shares of AI software and consulting firm Palantir Technologies.
•	Positioning in the health care sector also detracted from performance. Health care provider and services giant UnitedHealth Group was the leading detractor in the sector. A stake in pharmaceuticals company Novo Nordisk, maker of popular weight-loss drug Ozempic, was another source of weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	14.92%	14.89%	14.50%	4/10/17
S&P 500	21.45%	17.64%	15.16%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 3,404,760,198	$ 3,404,760,198	$ 3,404,760,198	$ 3,404,760,198	$ 3,404,760,198	$ 3,404,760,198
Holdings Count | holding	100	100	100	100	100	100
Advisory Fees Paid, Amount	$ 11,078,510
Investment Company, Portfolio Turnover	44.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	100.0%	Semiconductors and Semiconductor Equipment	15%
Short-Term Investments	0.2%	Software	12%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	8%
		Technology Hardware, Storage and Peripherals	5%
		Capital Markets	4%

C000017096 [Member]
Shareholder Report [Line Items]
Fund Name	Large Cap Equity Fund
Class Name	A Class
Trading Symbol	AFDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Large Cap Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$111	1.04%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Large Cap Equity Fund A Class returned 14.22% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance compared to the S&P 500 Index.
•	Stock selection in the communication services sector contributed most to relative performance. It helped to avoid shares of poor-performing media companies. An overweight to internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. The company's results benefited from artificial intelligence (AI)-enhanced advertising placement and content creation.
•	Among individual contributors, a notable source of strength was a stake in commercial building solutions company Johnson Controls International. The stock benefited from strong demand for its energy-efficiency and cooling solutions, particularly as they relate to the ongoing AI-related data center build-out.
•	In information technology, semiconductors and semiconductor equipment stocks hurt relative results. Several of the leading detractors are explained by their exposure to AI. A notable relative detractor was an underweight to AI chipmaker Advanced Micro Devices. It also hurt to have no expsoure to shares of AI software and consulting firm Palantir Technologies.
•	Positioning in the health care sector also detracted from performance. Health care provider and services giant UnitedHealth Group was the leading detractor in the sector. A stake in pharmaceuticals company Novo Nordisk, maker of popular weight-loss drug Ozempic, was another source of weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	14.22%	14.20%	12.95%
A Class - with sales charge	7.66%	12.86%	12.29%
S&P 500	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 3,404,760,198	$ 3,404,760,198	$ 3,404,760,198	$ 3,404,760,198	$ 3,404,760,198	$ 3,404,760,198
Holdings Count | holding	100	100	100	100	100	100
Advisory Fees Paid, Amount	$ 11,078,510
Investment Company, Portfolio Turnover	44.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	100.0%	Semiconductors and Semiconductor Equipment	15%
Short-Term Investments	0.2%	Software	12%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	8%
		Technology Hardware, Storage and Peripherals	5%
		Capital Markets	4%

C000017098 [Member]
Shareholder Report [Line Items]
Fund Name	Large Cap Equity Fund
Class Name	C Class
Trading Symbol	AFDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Large Cap Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$191	1.79%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Large Cap Equity Fund C Class returned 13.37% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance compared to the S&P 500 Index.
•	Stock selection in the communication services sector contributed most to relative performance. It helped to avoid shares of poor-performing media companies. An overweight to internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. The company's results benefited from artificial intelligence (AI)-enhanced advertising placement and content creation.
•	Among individual contributors, a notable source of strength was a stake in commercial building solutions company Johnson Controls International. The stock benefited from strong demand for its energy-efficiency and cooling solutions, particularly as they relate to the ongoing AI-related data center build-out.
•	In information technology, semiconductors and semiconductor equipment stocks hurt relative results. Several of the leading detractors are explained by their exposure to AI. A notable relative detractor was an underweight to AI chipmaker Advanced Micro Devices. It also hurt to have no expsoure to shares of AI software and consulting firm Palantir Technologies.
•	Positioning in the health care sector also detracted from performance. Health care provider and services giant UnitedHealth Group was the leading detractor in the sector. A stake in pharmaceuticals company Novo Nordisk, maker of popular weight-loss drug Ozempic, was another source of weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	13.37%	13.35%	12.11%
S&P 500	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 3,404,760,198	$ 3,404,760,198	$ 3,404,760,198	$ 3,404,760,198	$ 3,404,760,198	$ 3,404,760,198
Holdings Count | holding	100	100	100	100	100	100
Advisory Fees Paid, Amount	$ 11,078,510
Investment Company, Portfolio Turnover	44.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	100.0%	Semiconductors and Semiconductor Equipment	15%
Short-Term Investments	0.2%	Software	12%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	8%
		Technology Hardware, Storage and Peripherals	5%
		Capital Markets	4%

C000017099 [Member]
Shareholder Report [Line Items]
Fund Name	Large Cap Equity Fund
Class Name	R Class
Trading Symbol	AFDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Large Cap Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$138	1.29%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Large Cap Equity Fund R Class returned 13.96% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance compared to the S&P 500 Index.
•	Stock selection in the communication services sector contributed most to relative performance. It helped to avoid shares of poor-performing media companies. An overweight to internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. The company's results benefited from artificial intelligence (AI)-enhanced advertising placement and content creation.
•	Among individual contributors, a notable source of strength was a stake in commercial building solutions company Johnson Controls International. The stock benefited from strong demand for its energy-efficiency and cooling solutions, particularly as they relate to the ongoing AI-related data center build-out.
•	In information technology, semiconductors and semiconductor equipment stocks hurt relative results. Several of the leading detractors are explained by their exposure to AI. A notable relative detractor was an underweight to AI chipmaker Advanced Micro Devices. It also hurt to have no expsoure to shares of AI software and consulting firm Palantir Technologies.
•	Positioning in the health care sector also detracted from performance. Health care provider and services giant UnitedHealth Group was the leading detractor in the sector. A stake in pharmaceuticals company Novo Nordisk, maker of popular weight-loss drug Ozempic, was another source of weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	13.96%	13.92%	12.67%
S&P 500	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 3,404,760,198	$ 3,404,760,198	$ 3,404,760,198	$ 3,404,760,198	$ 3,404,760,198	$ 3,404,760,198
Holdings Count | holding	100	100	100	100	100	100
Advisory Fees Paid, Amount	$ 11,078,510
Investment Company, Portfolio Turnover	44.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	100.0%	Semiconductors and Semiconductor Equipment	15%
Short-Term Investments	0.2%	Software	12%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	8%
		Technology Hardware, Storage and Peripherals	5%
		Capital Markets	4%

C000189741 [Member]
Shareholder Report [Line Items]
Fund Name	Large Cap Equity Fund
Class Name	R5 Class
Trading Symbol	AFDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Large Cap Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$63	0.59%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Large Cap Equity Fund R5 Class returned 14.74% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance compared to the S&P 500 Index.
•	Stock selection in the communication services sector contributed most to relative performance. It helped to avoid shares of poor-performing media companies. An overweight to internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. The company's results benefited from artificial intelligence (AI)-enhanced advertising placement and content creation.
•	Among individual contributors, a notable source of strength was a stake in commercial building solutions company Johnson Controls International. The stock benefited from strong demand for its energy-efficiency and cooling solutions, particularly as they relate to the ongoing AI-related data center build-out.
•	In information technology, semiconductors and semiconductor equipment stocks hurt relative results. Several of the leading detractors are explained by their exposure to AI. A notable relative detractor was an underweight to AI chipmaker Advanced Micro Devices. It also hurt to have no expsoure to shares of AI software and consulting firm Palantir Technologies.
•	Positioning in the health care sector also detracted from performance. Health care provider and services giant UnitedHealth Group was the leading detractor in the sector. A stake in pharmaceuticals company Novo Nordisk, maker of popular weight-loss drug Ozempic, was another source of weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	14.74%	14.72%	14.33%	4/10/17
S&P 500	21.45%	17.64%	15.16%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 3,404,760,198	$ 3,404,760,198	$ 3,404,760,198	$ 3,404,760,198	$ 3,404,760,198	$ 3,404,760,198
Holdings Count | holding	100	100	100	100	100	100
Advisory Fees Paid, Amount	$ 11,078,510
Investment Company, Portfolio Turnover	44.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	100.0%	Semiconductors and Semiconductor Equipment	15%
Short-Term Investments	0.2%	Software	12%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	8%
		Technology Hardware, Storage and Peripherals	5%
		Capital Markets	4%

C000212514 [Member]
Shareholder Report [Line Items]
Fund Name	Large Cap Equity Fund
Class Name	R6 Class
Trading Symbol	AFEDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Large Cap Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Large Cap Equity Fund R6 Class returned 14.93% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance compared to the S&P 500 Index.
•	Stock selection in the communication services sector contributed most to relative performance. It helped to avoid shares of poor-performing media companies. An overweight to internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. The company's results benefited from artificial intelligence (AI)-enhanced advertising placement and content creation.
•	Among individual contributors, a notable source of strength was a stake in commercial building solutions company Johnson Controls International. The stock benefited from strong demand for its energy-efficiency and cooling solutions, particularly as they relate to the ongoing AI-related data center build-out.
•	In information technology, semiconductors and semiconductor equipment stocks hurt relative results. Several of the leading detractors are explained by their exposure to AI. A notable relative detractor was an underweight to AI chipmaker Advanced Micro Devices. It also hurt to have no expsoure to shares of AI software and consulting firm Palantir Technologies.
•	Positioning in the health care sector also detracted from performance. Health care provider and services giant UnitedHealth Group was the leading detractor in the sector. A stake in pharmaceuticals company Novo Nordisk, maker of popular weight-loss drug Ozempic, was another source of weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 1, 2019 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	14.93%	14.89%	14.47%	4/1/19
S&P 500	21.45%	17.64%	15.93%	—

Performance Inception Date					Apr. 01, 2019
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 3,404,760,198	$ 3,404,760,198	$ 3,404,760,198	$ 3,404,760,198	$ 3,404,760,198	$ 3,404,760,198
Holdings Count | holding	100	100	100	100	100	100
Advisory Fees Paid, Amount	$ 11,078,510
Investment Company, Portfolio Turnover	44.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	100.0%	Semiconductors and Semiconductor Equipment	15%
Short-Term Investments	0.2%	Software	12%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	8%
		Technology Hardware, Storage and Peripherals	5%
		Capital Markets	4%

C000212513 [Member]
Shareholder Report [Line Items]
Fund Name	Large Cap Equity Fund
Class Name	G Class
Trading Symbol	AFEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Large Cap Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Large Cap Equity Fund G Class returned 15.42% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance compared to the S&P 500 Index.
•	Stock selection in the communication services sector contributed most to relative performance. It helped to avoid shares of poor-performing media companies. An overweight to internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. The company's results benefited from artificial intelligence (AI)-enhanced advertising placement and content creation.
•	Among individual contributors, a notable source of strength was a stake in commercial building solutions company Johnson Controls International. The stock benefited from strong demand for its energy-efficiency and cooling solutions, particularly as they relate to the ongoing AI-related data center build-out.
•	In information technology, semiconductors and semiconductor equipment stocks hurt relative results. Several of the leading detractors are explained by their exposure to AI. A notable relative detractor was an underweight to AI chipmaker Advanced Micro Devices. It also hurt to have no expsoure to shares of AI software and consulting firm Palantir Technologies.
•	Positioning in the health care sector also detracted from performance. Health care provider and services giant UnitedHealth Group was the leading detractor in the sector. A stake in pharmaceuticals company Novo Nordisk, maker of popular weight-loss drug Ozempic, was another source of weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 1, 2019 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	15.42%	15.39%	14.97%	4/1/19
S&P 500	21.45%	17.64%	15.93%	—

Performance Inception Date					Apr. 01, 2019
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 3,404,760,198	$ 3,404,760,198	$ 3,404,760,198	$ 3,404,760,198	$ 3,404,760,198	$ 3,404,760,198
Holdings Count | holding	100	100	100	100	100	100
Advisory Fees Paid, Amount	$ 11,078,510
Investment Company, Portfolio Turnover	44.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	100.0%	Semiconductors and Semiconductor Equipment	15%
Short-Term Investments	0.2%	Software	12%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	8%
		Technology Hardware, Storage and Peripherals	5%
		Capital Markets	4%

C000017053 [Member]
Shareholder Report [Line Items]
Fund Name	Select Fund
Class Name	Investor Class
Trading Symbol	TWCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Select Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$101	0.90%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Select Fund Investor Class returned 24.98% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	Stock selection in the consumer discretionary sector contributed most to relative performance. It helped to underweight the shares of hotels, restaurants and leisure companies, as well as those of textiles, apparel and luxury goods makers. In general, these stocks suffered from weaker spending by lower-income and price-sensitive consumers.
•	An underweight allocation to the communication services sector benefited relative performance. In addition, a position in internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. The company’s results benefited from artificial intelligence (AI)-enhanced advertising placement and content creation.
•	In information technology, software and semiconductors and semiconductor equipment companies hurt relative results. Several othe leading detractors are explained by their exposure to AI. The top relative detractor was AI chipmaker Broadcom, to which we had limited exposure. It also hurt to be underrepresented in shares of AI software and consulting firm Palantir Technologies.
•	Holdings in the health care sector also detracted from performance. Biotechnology company Regeneron Pharmaceuticals and health care provider and services giant UnitedHealth Group were the top detractors in health care.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	24.98%	16.28%	15.91%
Regulatory Index
Russell 1000	21.14%	17.05%	14.39%
Performance Index
Russell 1000 Growth	30.52%	19.24%	18.28%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 6,666,417,651	$ 6,666,417,651	$ 6,666,417,651	$ 6,666,417,651	$ 6,666,417,651	$ 6,666,417,651
Holdings Count | holding	57	57	57	57	57	57
Advisory Fees Paid, Amount	$ 48,840,357
Investment Company, Portfolio Turnover	22.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	24%
Short-Term Investments	0.4%	Software	17%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	15%
		Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	8%

C000017055 [Member]
Shareholder Report [Line Items]
Fund Name	Select Fund
Class Name	I Class
Trading Symbol	TWSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Select Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$79	0.70%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Select Fund I Class returned 25.23% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	Stock selection in the consumer discretionary sector contributed most to relative performance. It helped to underweight the shares of hotels, restaurants and leisure companies, as well as those of textiles, apparel and luxury goods makers. In general, these stocks suffered from weaker spending by lower-income and price-sensitive consumers.
•	An underweight allocation to the communication services sector benefited relative performance. In addition, a position in internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. The company’s results benefited from artificial intelligence (AI)-enhanced advertising placement and content creation.
•	In information technology, software and semiconductors and semiconductor equipment companies hurt relative results. Several othe leading detractors are explained by their exposure to AI. The top relative detractor was AI chipmaker Broadcom, to which we had limited exposure. It also hurt to be underrepresented in shares of AI software and consulting firm Palantir Technologies.
•	Holdings in the health care sector also detracted from performance. Biotechnology company Regeneron Pharmaceuticals and health care provider and services giant UnitedHealth Group were the top detractors in health care.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	25.23%	16.51%	16.14%
Regulatory Index
Russell 1000	21.14%	17.05%	14.39%
Performance Index
Russell 1000 Growth	30.52%	19.24%	18.28%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 6,666,417,651	$ 6,666,417,651	$ 6,666,417,651	$ 6,666,417,651	$ 6,666,417,651	$ 6,666,417,651
Holdings Count | holding	57	57	57	57	57	57
Advisory Fees Paid, Amount	$ 48,840,357
Investment Company, Portfolio Turnover	22.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	24%
Short-Term Investments	0.4%	Software	17%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	15%
		Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	8%

C000189738 [Member]
Shareholder Report [Line Items]
Fund Name	Select Fund
Class Name	Y Class
Trading Symbol	ASLWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Select Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$62	0.55%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Select Fund Y Class returned 25.42% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	Stock selection in the consumer discretionary sector contributed most to relative performance. It helped to underweight the shares of hotels, restaurants and leisure companies, as well as those of textiles, apparel and luxury goods makers. In general, these stocks suffered from weaker spending by lower-income and price-sensitive consumers.
•	An underweight allocation to the communication services sector benefited relative performance. In addition, a position in internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. The company’s results benefited from artificial intelligence (AI)-enhanced advertising placement and content creation.
•	In information technology, software and semiconductors and semiconductor equipment companies hurt relative results. Several othe leading detractors are explained by their exposure to AI. The top relative detractor was AI chipmaker Broadcom, to which we had limited exposure. It also hurt to be underrepresented in shares of AI software and consulting firm Palantir Technologies.
•	Holdings in the health care sector also detracted from performance. Biotechnology company Regeneron Pharmaceuticals and health care provider and services giant UnitedHealth Group were the top detractors in health care.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	25.42%	16.68%	17.54%	4/10/17
Regulatory Index
Russell 1000	21.14%	17.05%	14.89%	—
Performance Index
Russell 1000 Growth	30.52%	19.24%	19.68%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 6,666,417,651	$ 6,666,417,651	$ 6,666,417,651	$ 6,666,417,651	$ 6,666,417,651	$ 6,666,417,651
Holdings Count | holding	57	57	57	57	57	57
Advisory Fees Paid, Amount	$ 48,840,357
Investment Company, Portfolio Turnover	22.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	24%
Short-Term Investments	0.4%	Software	17%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	15%
		Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	8%

C000017054 [Member]
Shareholder Report [Line Items]
Fund Name	Select Fund
Class Name	A Class
Trading Symbol	TWCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Select Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$129	1.15%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Select Fund A Class returned 24.67% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	Stock selection in the consumer discretionary sector contributed most to relative performance. It helped to underweight the shares of hotels, restaurants and leisure companies, as well as those of textiles, apparel and luxury goods makers. In general, these stocks suffered from weaker spending by lower-income and price-sensitive consumers.
•	An underweight allocation to the communication services sector benefited relative performance. In addition, a position in internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. The company’s results benefited from artificial intelligence (AI)-enhanced advertising placement and content creation.
•	In information technology, software and semiconductors and semiconductor equipment companies hurt relative results. Several othe leading detractors are explained by their exposure to AI. The top relative detractor was AI chipmaker Broadcom, to which we had limited exposure. It also hurt to be underrepresented in shares of AI software and consulting firm Palantir Technologies.
•	Holdings in the health care sector also detracted from performance. Biotechnology company Regeneron Pharmaceuticals and health care provider and services giant UnitedHealth Group were the top detractors in health care.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	24.67%	15.98%	15.61%
A Class - with sales charge	17.50%	14.62%	14.93%
Regulatory Index
Russell 1000	21.14%	17.05%	14.39%
Performance Index
Russell 1000 Growth	30.52%	19.24%	18.28%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 6,666,417,651	$ 6,666,417,651	$ 6,666,417,651	$ 6,666,417,651	$ 6,666,417,651	$ 6,666,417,651
Holdings Count | holding	57	57	57	57	57	57
Advisory Fees Paid, Amount	$ 48,840,357
Investment Company, Portfolio Turnover	22.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	24%
Short-Term Investments	0.4%	Software	17%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	15%
		Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	8%

C000017058 [Member]
Shareholder Report [Line Items]
Fund Name	Select Fund
Class Name	C Class
Trading Symbol	ACSLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Select Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$213	1.90%

Expenses Paid, Amount	$ 213
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Select Fund C Class returned 23.73% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	Stock selection in the consumer discretionary sector contributed most to relative performance. It helped to underweight the shares of hotels, restaurants and leisure companies, as well as those of textiles, apparel and luxury goods makers. In general, these stocks suffered from weaker spending by lower-income and price-sensitive consumers.
•	An underweight allocation to the communication services sector benefited relative performance. In addition, a position in internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. The company’s results benefited from artificial intelligence (AI)-enhanced advertising placement and content creation.
•	In information technology, software and semiconductors and semiconductor equipment companies hurt relative results. Several othe leading detractors are explained by their exposure to AI. The top relative detractor was AI chipmaker Broadcom, to which we had limited exposure. It also hurt to be underrepresented in shares of AI software and consulting firm Palantir Technologies.
•	Holdings in the health care sector also detracted from performance. Biotechnology company Regeneron Pharmaceuticals and health care provider and services giant UnitedHealth Group were the top detractors in health care.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	23.73%	15.12%	14.75%
Regulatory Index
Russell 1000	21.14%	17.05%	14.39%
Performance Index
Russell 1000 Growth	30.52%	19.24%	18.28%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 6,666,417,651	$ 6,666,417,651	$ 6,666,417,651	$ 6,666,417,651	$ 6,666,417,651	$ 6,666,417,651
Holdings Count | holding	57	57	57	57	57	57
Advisory Fees Paid, Amount	$ 48,840,357
Investment Company, Portfolio Turnover	22.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	24%
Short-Term Investments	0.4%	Software	17%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	15%
		Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	8%

C000017059 [Member]
Shareholder Report [Line Items]
Fund Name	Select Fund
Class Name	R Class
Trading Symbol	ASERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Select Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$157	1.40%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Select Fund R Class returned 24.36% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	Stock selection in the consumer discretionary sector contributed most to relative performance. It helped to underweight the shares of hotels, restaurants and leisure companies, as well as those of textiles, apparel and luxury goods makers. In general, these stocks suffered from weaker spending by lower-income and price-sensitive consumers.
•	An underweight allocation to the communication services sector benefited relative performance. In addition, a position in internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. The company’s results benefited from artificial intelligence (AI)-enhanced advertising placement and content creation.
•	In information technology, software and semiconductors and semiconductor equipment companies hurt relative results. Several othe leading detractors are explained by their exposure to AI. The top relative detractor was AI chipmaker Broadcom, to which we had limited exposure. It also hurt to be underrepresented in shares of AI software and consulting firm Palantir Technologies.
•	Holdings in the health care sector also detracted from performance. Biotechnology company Regeneron Pharmaceuticals and health care provider and services giant UnitedHealth Group were the top detractors in health care.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	24.36%	15.70%	15.33%
Regulatory Index
Russell 1000	21.14%	17.05%	14.39%
Performance Index
Russell 1000 Growth	30.52%	19.24%	18.28%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 6,666,417,651	$ 6,666,417,651	$ 6,666,417,651	$ 6,666,417,651	$ 6,666,417,651	$ 6,666,417,651
Holdings Count | holding	57	57	57	57	57	57
Advisory Fees Paid, Amount	$ 48,840,357
Investment Company, Portfolio Turnover	22.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	24%
Short-Term Investments	0.4%	Software	17%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	15%
		Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	8%

C000189737 [Member]
Shareholder Report [Line Items]
Fund Name	Select Fund
Class Name	R5 Class
Trading Symbol	ASLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Select Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$79	0.70%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Select Fund R5 Class returned 25.24% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	Stock selection in the consumer discretionary sector contributed most to relative performance. It helped to underweight the shares of hotels, restaurants and leisure companies, as well as those of textiles, apparel and luxury goods makers. In general, these stocks suffered from weaker spending by lower-income and price-sensitive consumers.
•	An underweight allocation to the communication services sector benefited relative performance. In addition, a position in internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. The company’s results benefited from artificial intelligence (AI)-enhanced advertising placement and content creation.
•	In information technology, software and semiconductors and semiconductor equipment companies hurt relative results. Several othe leading detractors are explained by their exposure to AI. The top relative detractor was AI chipmaker Broadcom, to which we had limited exposure. It also hurt to be underrepresented in shares of AI software and consulting firm Palantir Technologies.
•	Holdings in the health care sector also detracted from performance. Biotechnology company Regeneron Pharmaceuticals and health care provider and services giant UnitedHealth Group were the top detractors in health care.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	25.24%	16.51%	17.36%	4/10/17
Regulatory Index
Russell 1000	21.14%	17.05%	14.89%	—
Performance Index
Russell 1000 Growth	30.52%	19.24%	19.68%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 6,666,417,651	$ 6,666,417,651	$ 6,666,417,651	$ 6,666,417,651	$ 6,666,417,651	$ 6,666,417,651
Holdings Count | holding	57	57	57	57	57	57
Advisory Fees Paid, Amount	$ 48,840,357
Investment Company, Portfolio Turnover	22.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	24%
Short-Term Investments	0.4%	Software	17%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	15%
		Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	8%

C000131597 [Member]
Shareholder Report [Line Items]
Fund Name	Select Fund
Class Name	R6 Class
Trading Symbol	ASDEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Select Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$62	0.55%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Select Fund R6 Class returned 25.42% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	Stock selection in the consumer discretionary sector contributed most to relative performance. It helped to underweight the shares of hotels, restaurants and leisure companies, as well as those of textiles, apparel and luxury goods makers. In general, these stocks suffered from weaker spending by lower-income and price-sensitive consumers.
•	An underweight allocation to the communication services sector benefited relative performance. In addition, a position in internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. The company’s results benefited from artificial intelligence (AI)-enhanced advertising placement and content creation.
•	In information technology, software and semiconductors and semiconductor equipment companies hurt relative results. Several othe leading detractors are explained by their exposure to AI. The top relative detractor was AI chipmaker Broadcom, to which we had limited exposure. It also hurt to be underrepresented in shares of AI software and consulting firm Palantir Technologies.
•	Holdings in the health care sector also detracted from performance. Biotechnology company Regeneron Pharmaceuticals and health care provider and services giant UnitedHealth Group were the top detractors in health care.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	25.42%	16.69%	16.31%
Regulatory Index
Russell 1000	21.14%	17.05%	14.39%
Performance Index
Russell 1000 Growth	30.52%	19.24%	18.28%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 6,666,417,651	$ 6,666,417,651	$ 6,666,417,651	$ 6,666,417,651	$ 6,666,417,651	$ 6,666,417,651
Holdings Count | holding	57	57	57	57	57	57
Advisory Fees Paid, Amount	$ 48,840,357
Investment Company, Portfolio Turnover	22.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	24%
Short-Term Investments	0.4%	Software	17%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	15%
		Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	8%

C000247666 [Member]
Shareholder Report [Line Items]
Fund Name	Select Fund
Class Name	G Class
Trading Symbol	ASLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Select Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Select Fund G Class returned 26.12% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	Stock selection in the consumer discretionary sector contributed most to relative performance. It helped to underweight the shares of hotels, restaurants and leisure companies, as well as those of textiles, apparel and luxury goods makers. In general, these stocks suffered from weaker spending by lower-income and price-sensitive consumers.
•	An underweight allocation to the communication services sector benefited relative performance. In addition, a position in internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. The company’s results benefited from artificial intelligence (AI)-enhanced advertising placement and content creation.
•	In information technology, software and semiconductors and semiconductor equipment companies hurt relative results. Several othe leading detractors are explained by their exposure to AI. The top relative detractor was AI chipmaker Broadcom, to which we had limited exposure. It also hurt to be underrepresented in shares of AI software and consulting firm Palantir Technologies.
•	Holdings in the health care sector also detracted from performance. Biotechnology company Regeneron Pharmaceuticals and health care provider and services giant UnitedHealth Group were the top detractors in health care.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 2, 2023 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	26.12%	29.95%	11/2/23
Regulatory Index
Russell 1000	21.14%	27.50%	—
Performance Index
Russell 1000 Growth	30.52%	34.80%	—

Performance Inception Date		Nov. 02, 2023
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 6,666,417,651	$ 6,666,417,651	$ 6,666,417,651	$ 6,666,417,651	$ 6,666,417,651	$ 6,666,417,651
Holdings Count | holding	57	57	57	57	57	57
Advisory Fees Paid, Amount	$ 48,840,357
Investment Company, Portfolio Turnover	22.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	24%
Short-Term Investments	0.4%	Software	17%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	15%
		Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	8%

C000017049 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	Investor Class
Trading Symbol	ANOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$120	1.13%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Cap Growth Fund Investor Class returned 11.97% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 2000 Growth Index.
•	Stock selection in the health care sector contributed the most to the portfolio’s relative performance. While the portfolio took an underweight position in biotechnology, it had key holdings in companies like Natera, a genetic testing firm that was a portfolio-only stock. After a strong third quarter, the company significantly increased its guidance for the year.
•	Consumer discretionary was another important contributor due to stock selection. Owning Duolingo was key as the learning application company converted more freemium users to paid subscriptions and increased sales of its higher-priced family plans. In the hotels, restaurants and leisure industry, not owning companies like Sweetgreen, Shake Shack and Six Flags Entertainment helped.
•	The industrials sector acted as the leading detractor, largely due to stock selection. The portfolio did not own several key stocks in the electrical equipment industry, including Bloom Energy and Nextracker, which were part of the Russell 2000 Growth Index. Bloom has benefited from the artificial intelligence trend, which has fueled demand for its onsite power generation solutions.
•	Information technology was another notable detractor from the portfolio’s relative performance. In particular, our position in the semiconductors and semiconductor equipment industry was hurt by stock selection. We didn’t own Rigetti Computing, which was up on the potential for quantum computing solutions.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	11.97%	7.61%	12.02%
Regulatory Index
Russell 3000	20.81%	16.74%	14.08%
Performance Index
Russell 2000 Growth	18.81%	8.94%	9.65%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 4,937,399,531	$ 4,937,399,531	$ 4,937,399,531	$ 4,937,399,531	$ 4,937,399,531	$ 4,937,399,531
Holdings Count | holding	143	143	143	143	143	143
Advisory Fees Paid, Amount	$ 37,731,195
Investment Company, Portfolio Turnover	90.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.9%	Biotechnology	12%
Short-Term Investments	4.1%	Semiconductors and Semiconductor Equipment	8%
Other Assets and Liabilities	(3.0)%	Software	8%
		Electronic Equipment, Instruments and Components	6%
		Aerospace and Defense	6%

C000017048 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	I Class
Trading Symbol	ANONX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$99	0.93%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Cap Growth Fund I Class returned 12.17% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 2000 Growth Index.
•	Stock selection in the health care sector contributed the most to the portfolio’s relative performance. While the portfolio took an underweight position in biotechnology, it had key holdings in companies like Natera, a genetic testing firm that was a portfolio-only stock. After a strong third quarter, the company significantly increased its guidance for the year.
•	Consumer discretionary was another important contributor due to stock selection. Owning Duolingo was key as the learning application company converted more freemium users to paid subscriptions and increased sales of its higher-priced family plans. In the hotels, restaurants and leisure industry, not owning companies like Sweetgreen, Shake Shack and Six Flags Entertainment helped.
•	The industrials sector acted as the leading detractor, largely due to stock selection. The portfolio did not own several key stocks in the electrical equipment industry, including Bloom Energy and Nextracker, which were part of the Russell 2000 Growth Index. Bloom has benefited from the artificial intelligence trend, which has fueled demand for its onsite power generation solutions.
•	Information technology was another notable detractor from the portfolio’s relative performance. In particular, our position in the semiconductors and semiconductor equipment industry was hurt by stock selection. We didn’t own Rigetti Computing, which was up on the potential for quantum computing solutions.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	12.17%	7.82%	12.25%
Regulatory Index
Russell 3000	20.81%	16.74%	14.08%
Performance Index
Russell 2000 Growth	18.81%	8.94%	9.65%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 4,937,399,531	$ 4,937,399,531	$ 4,937,399,531	$ 4,937,399,531	$ 4,937,399,531	$ 4,937,399,531
Holdings Count | holding	143	143	143	143	143	143
Advisory Fees Paid, Amount	$ 37,731,195
Investment Company, Portfolio Turnover	90.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.9%	Biotechnology	12%
Short-Term Investments	4.1%	Semiconductors and Semiconductor Equipment	8%
Other Assets and Liabilities	(3.0)%	Software	8%
		Electronic Equipment, Instruments and Components	6%
		Aerospace and Defense	6%

C000189736 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	Y Class
Trading Symbol	ANOYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$83	0.78%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Cap Growth Fund Y Class returned 12.31% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 2000 Growth Index.
•	Stock selection in the health care sector contributed the most to the portfolio’s relative performance. While the portfolio took an underweight position in biotechnology, it had key holdings in companies like Natera, a genetic testing firm that was a portfolio-only stock. After a strong third quarter, the company significantly increased its guidance for the year.
•	Consumer discretionary was another important contributor due to stock selection. Owning Duolingo was key as the learning application company converted more freemium users to paid subscriptions and increased sales of its higher-priced family plans. In the hotels, restaurants and leisure industry, not owning companies like Sweetgreen, Shake Shack and Six Flags Entertainment helped.
•	The industrials sector acted as the leading detractor, largely due to stock selection. The portfolio did not own several key stocks in the electrical equipment industry, including Bloom Energy and Nextracker, which were part of the Russell 2000 Growth Index. Bloom has benefited from the artificial intelligence trend, which has fueled demand for its onsite power generation solutions.
•	Information technology was another notable detractor from the portfolio’s relative performance. In particular, our position in the semiconductors and semiconductor equipment industry was hurt by stock selection. We didn’t own Rigetti Computing, which was up on the potential for quantum computing solutions.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	12.31%	7.98%	12.76%	4/10/17
Regulatory Index
Russell 3000	20.81%	16.74%	14.50%	—
Performance Index
Russell 2000 Growth	18.81%	8.94%	9.65%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 4,937,399,531	$ 4,937,399,531	$ 4,937,399,531	$ 4,937,399,531	$ 4,937,399,531	$ 4,937,399,531
Holdings Count | holding	143	143	143	143	143	143
Advisory Fees Paid, Amount	$ 37,731,195
Investment Company, Portfolio Turnover	90.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.9%	Biotechnology	12%
Short-Term Investments	4.1%	Semiconductors and Semiconductor Equipment	8%
Other Assets and Liabilities	(3.0)%	Software	8%
		Electronic Equipment, Instruments and Components	6%
		Aerospace and Defense	6%

C000017050 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	A Class
Trading Symbol	ANOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$146	1.38%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Cap Growth Fund A Class returned 11.63% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 2000 Growth Index.
•	Stock selection in the health care sector contributed the most to the portfolio’s relative performance. While the portfolio took an underweight position in biotechnology, it had key holdings in companies like Natera, a genetic testing firm that was a portfolio-only stock. After a strong third quarter, the company significantly increased its guidance for the year.
•	Consumer discretionary was another important contributor due to stock selection. Owning Duolingo was key as the learning application company converted more freemium users to paid subscriptions and increased sales of its higher-priced family plans. In the hotels, restaurants and leisure industry, not owning companies like Sweetgreen, Shake Shack and Six Flags Entertainment helped.
•	The industrials sector acted as the leading detractor, largely due to stock selection. The portfolio did not own several key stocks in the electrical equipment industry, including Bloom Energy and Nextracker, which were part of the Russell 2000 Growth Index. Bloom has benefited from the artificial intelligence trend, which has fueled demand for its onsite power generation solutions.
•	Information technology was another notable detractor from the portfolio’s relative performance. In particular, our position in the semiconductors and semiconductor equipment industry was hurt by stock selection. We didn’t own Rigetti Computing, which was up on the potential for quantum computing solutions.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	11.63%	7.34%	11.74%
A Class - with sales charge	5.21%	6.08%	11.08%
Regulatory Index
Russell 3000	20.81%	16.74%	14.08%
Performance Index
Russell 2000 Growth	18.81%	8.94%	9.65%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 4,937,399,531	$ 4,937,399,531	$ 4,937,399,531	$ 4,937,399,531	$ 4,937,399,531	$ 4,937,399,531
Holdings Count | holding	143	143	143	143	143	143
Advisory Fees Paid, Amount	$ 37,731,195
Investment Company, Portfolio Turnover	90.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.9%	Biotechnology	12%
Short-Term Investments	4.1%	Semiconductors and Semiconductor Equipment	8%
Other Assets and Liabilities	(3.0)%	Software	8%
		Electronic Equipment, Instruments and Components	6%
		Aerospace and Defense	6%

C000017052 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	C Class
Trading Symbol	ANOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$225	2.13%

Expenses Paid, Amount	$ 225
Expense Ratio, Percent	2.13%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Cap Growth Fund C Class returned 10.86% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 2000 Growth Index.
•	Stock selection in the health care sector contributed the most to the portfolio’s relative performance. While the portfolio took an underweight position in biotechnology, it had key holdings in companies like Natera, a genetic testing firm that was a portfolio-only stock. After a strong third quarter, the company significantly increased its guidance for the year.
•	Consumer discretionary was another important contributor due to stock selection. Owning Duolingo was key as the learning application company converted more freemium users to paid subscriptions and increased sales of its higher-priced family plans. In the hotels, restaurants and leisure industry, not owning companies like Sweetgreen, Shake Shack and Six Flags Entertainment helped.
•	The industrials sector acted as the leading detractor, largely due to stock selection. The portfolio did not own several key stocks in the electrical equipment industry, including Bloom Energy and Nextracker, which were part of the Russell 2000 Growth Index. Bloom has benefited from the artificial intelligence trend, which has fueled demand for its onsite power generation solutions.
•	Information technology was another notable detractor from the portfolio’s relative performance. In particular, our position in the semiconductors and semiconductor equipment industry was hurt by stock selection. We didn’t own Rigetti Computing, which was up on the potential for quantum computing solutions.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	10.86%	6.54%	10.92%
Regulatory Index
Russell 3000	20.81%	16.74%	14.08%
Performance Index
Russell 2000 Growth	18.81%	8.94%	9.65%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 4,937,399,531	$ 4,937,399,531	$ 4,937,399,531	$ 4,937,399,531	$ 4,937,399,531	$ 4,937,399,531
Holdings Count | holding	143	143	143	143	143	143
Advisory Fees Paid, Amount	$ 37,731,195
Investment Company, Portfolio Turnover	90.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.9%	Biotechnology	12%
Short-Term Investments	4.1%	Semiconductors and Semiconductor Equipment	8%
Other Assets and Liabilities	(3.0)%	Software	8%
		Electronic Equipment, Instruments and Components	6%
		Aerospace and Defense	6%

C000055516 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	R Class
Trading Symbol	ANORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$172	1.63%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Cap Growth Fund R Class returned 11.40% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 2000 Growth Index.
•	Stock selection in the health care sector contributed the most to the portfolio’s relative performance. While the portfolio took an underweight position in biotechnology, it had key holdings in companies like Natera, a genetic testing firm that was a portfolio-only stock. After a strong third quarter, the company significantly increased its guidance for the year.
•	Consumer discretionary was another important contributor due to stock selection. Owning Duolingo was key as the learning application company converted more freemium users to paid subscriptions and increased sales of its higher-priced family plans. In the hotels, restaurants and leisure industry, not owning companies like Sweetgreen, Shake Shack and Six Flags Entertainment helped.
•	The industrials sector acted as the leading detractor, largely due to stock selection. The portfolio did not own several key stocks in the electrical equipment industry, including Bloom Energy and Nextracker, which were part of the Russell 2000 Growth Index. Bloom has benefited from the artificial intelligence trend, which has fueled demand for its onsite power generation solutions.
•	Information technology was another notable detractor from the portfolio’s relative performance. In particular, our position in the semiconductors and semiconductor equipment industry was hurt by stock selection. We didn’t own Rigetti Computing, which was up on the potential for quantum computing solutions.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	11.40%	7.07%	11.47%
Regulatory Index
Russell 3000	20.81%	16.74%	14.08%
Performance Index
Russell 2000 Growth	18.81%	8.94%	9.65%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 4,937,399,531	$ 4,937,399,531	$ 4,937,399,531	$ 4,937,399,531	$ 4,937,399,531	$ 4,937,399,531
Holdings Count | holding	143	143	143	143	143	143
Advisory Fees Paid, Amount	$ 37,731,195
Investment Company, Portfolio Turnover	90.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.9%	Biotechnology	12%
Short-Term Investments	4.1%	Semiconductors and Semiconductor Equipment	8%
Other Assets and Liabilities	(3.0)%	Software	8%
		Electronic Equipment, Instruments and Components	6%
		Aerospace and Defense	6%

C000189735 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	R5 Class
Trading Symbol	ANOGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$99	0.93%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Cap Growth Fund R5 Class returned 12.16% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 2000 Growth Index.
•	Stock selection in the health care sector contributed the most to the portfolio’s relative performance. While the portfolio took an underweight position in biotechnology, it had key holdings in companies like Natera, a genetic testing firm that was a portfolio-only stock. After a strong third quarter, the company significantly increased its guidance for the year.
•	Consumer discretionary was another important contributor due to stock selection. Owning Duolingo was key as the learning application company converted more freemium users to paid subscriptions and increased sales of its higher-priced family plans. In the hotels, restaurants and leisure industry, not owning companies like Sweetgreen, Shake Shack and Six Flags Entertainment helped.
•	The industrials sector acted as the leading detractor, largely due to stock selection. The portfolio did not own several key stocks in the electrical equipment industry, including Bloom Energy and Nextracker, which were part of the Russell 2000 Growth Index. Bloom has benefited from the artificial intelligence trend, which has fueled demand for its onsite power generation solutions.
•	Information technology was another notable detractor from the portfolio’s relative performance. In particular, our position in the semiconductors and semiconductor equipment industry was hurt by stock selection. We didn’t own Rigetti Computing, which was up on the potential for quantum computing solutions.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	12.16%	7.83%	12.60%	4/10/17
Regulatory Index
Russell 3000	20.81%	16.74%	14.50%	—
Performance Index
Russell 2000 Growth	18.81%	8.94%	9.65%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 4,937,399,531	$ 4,937,399,531	$ 4,937,399,531	$ 4,937,399,531	$ 4,937,399,531	$ 4,937,399,531
Holdings Count | holding	143	143	143	143	143	143
Advisory Fees Paid, Amount	$ 37,731,195
Investment Company, Portfolio Turnover	90.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.9%	Biotechnology	12%
Short-Term Investments	4.1%	Semiconductors and Semiconductor Equipment	8%
Other Assets and Liabilities	(3.0)%	Software	8%
		Electronic Equipment, Instruments and Components	6%
		Aerospace and Defense	6%

C000131596 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	R6 Class
Trading Symbol	ANODX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$83	0.78%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Cap Growth Fund R6 Class returned 12.31% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 2000 Growth Index.
•	Stock selection in the health care sector contributed the most to the portfolio’s relative performance. While the portfolio took an underweight position in biotechnology, it had key holdings in companies like Natera, a genetic testing firm that was a portfolio-only stock. After a strong third quarter, the company significantly increased its guidance for the year.
•	Consumer discretionary was another important contributor due to stock selection. Owning Duolingo was key as the learning application company converted more freemium users to paid subscriptions and increased sales of its higher-priced family plans. In the hotels, restaurants and leisure industry, not owning companies like Sweetgreen, Shake Shack and Six Flags Entertainment helped.
•	The industrials sector acted as the leading detractor, largely due to stock selection. The portfolio did not own several key stocks in the electrical equipment industry, including Bloom Energy and Nextracker, which were part of the Russell 2000 Growth Index. Bloom has benefited from the artificial intelligence trend, which has fueled demand for its onsite power generation solutions.
•	Information technology was another notable detractor from the portfolio’s relative performance. In particular, our position in the semiconductors and semiconductor equipment industry was hurt by stock selection. We didn’t own Rigetti Computing, which was up on the potential for quantum computing solutions.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	12.31%	7.99%	12.41%
Regulatory Index
Russell 3000	20.81%	16.74%	14.08%
Performance Index
Russell 2000 Growth	18.81%	8.94%	9.65%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 4,937,399,531	$ 4,937,399,531	$ 4,937,399,531	$ 4,937,399,531	$ 4,937,399,531	$ 4,937,399,531
Holdings Count | holding	143	143	143	143	143	143
Advisory Fees Paid, Amount	$ 37,731,195
Investment Company, Portfolio Turnover	90.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.9%	Biotechnology	12%
Short-Term Investments	4.1%	Semiconductors and Semiconductor Equipment	8%
Other Assets and Liabilities	(3.0)%	Software	8%
		Electronic Equipment, Instruments and Components	6%
		Aerospace and Defense	6%

C000212512 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	G Class
Trading Symbol	ANOHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Cap Growth Fund G Class returned 13.19% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 2000 Growth Index.
•	Stock selection in the health care sector contributed the most to the portfolio’s relative performance. While the portfolio took an underweight position in biotechnology, it had key holdings in companies like Natera, a genetic testing firm that was a portfolio-only stock. After a strong third quarter, the company significantly increased its guidance for the year.
•	Consumer discretionary was another important contributor due to stock selection. Owning Duolingo was key as the learning application company converted more freemium users to paid subscriptions and increased sales of its higher-priced family plans. In the hotels, restaurants and leisure industry, not owning companies like Sweetgreen, Shake Shack and Six Flags Entertainment helped.
•	The industrials sector acted as the leading detractor, largely due to stock selection. The portfolio did not own several key stocks in the electrical equipment industry, including Bloom Energy and Nextracker, which were part of the Russell 2000 Growth Index. Bloom has benefited from the artificial intelligence trend, which has fueled demand for its onsite power generation solutions.
•	Information technology was another notable detractor from the portfolio’s relative performance. In particular, our position in the semiconductors and semiconductor equipment industry was hurt by stock selection. We didn’t own Rigetti Computing, which was up on the potential for quantum computing solutions.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 1, 2019 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	13.19%	8.85%	12.37%	4/1/19
Regulatory Index
Russell 3000	20.81%	16.74%	15.19%	—
Performance Index
Russell 2000 Growth	18.81%	8.94%	8.84%	—

Performance Inception Date					Apr. 01, 2019
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 4,937,399,531	$ 4,937,399,531	$ 4,937,399,531	$ 4,937,399,531	$ 4,937,399,531	$ 4,937,399,531
Holdings Count | holding	143	143	143	143	143	143
Advisory Fees Paid, Amount	$ 37,731,195
Investment Company, Portfolio Turnover	90.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.9%	Biotechnology	12%
Short-Term Investments	4.1%	Semiconductors and Semiconductor Equipment	8%
Other Assets and Liabilities	(3.0)%	Software	8%
		Electronic Equipment, Instruments and Components	6%
		Aerospace and Defense	6%

C000017060 [Member]
Shareholder Report [Line Items]
Fund Name	Ultra Fund
Class Name	Investor Class
Trading Symbol	TWCUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$99	0.88%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Ultra Fund Investor Class returned 24.09% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	Stock selection in the communication services sector contributed most to relative performance. An overweight to internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. Here, too, the company’s results benefited from artificial intelligence (AI)-enhanced advertising placement and content creation.
•	Among individual contributors, a notable source of strength was a position in AI chip giant NVIDIA. The company’s chips are central to the AI revolution, and have helped it lay claim to being the world’s most valauble company as measured by market capitalization at the end of October 2025.
•	In information technology, semiconductors and semiconductor equipment and software stocks hurt relative results. Several of the leading detractors are explained by their exposure to AI. The top relative detractor was AI chipmaker Broadcom, to which we had limited exposure. It also hurt to be underrepresented in shares of AI software and consulting firm Palantir Technologies.
•	Stock selection in the consumer discretionary sector detracted from relative performance. It hurt to have exposure to shares of select hotels, restaurants and leisure companies, as well as those of textiles, apparel and luxury goods makers. In general, these stocks suffered from weaker spending by lower-income and price-sensitive consumers.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	24.09%	16.17%	17.24%
Regulatory Index
Russell 1000	21.14%	17.05%	14.39%
Performance Index
Russell 1000 Growth	30.52%	19.24%	18.28%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 28,204,062,455	$ 28,204,062,455	$ 28,204,062,455	$ 28,204,062,455	$ 28,204,062,455	$ 28,204,062,455
Holdings Count | holding	64	64	64	64	64	64
Advisory Fees Paid, Amount	$ 214,875,793
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	23%
Rights	0.0%	Software	16%
Short-Term Investments	0.1%	Interactive Media and Services	13%
Other Assets and Liabilities	0.0%	Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	7%

C000017062 [Member]
Shareholder Report [Line Items]
Fund Name	Ultra Fund
Class Name	I Class
Trading Symbol	TWUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$76	0.68%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Ultra Fund I Class returned 24.35% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	Stock selection in the communication services sector contributed most to relative performance. An overweight to internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. Here, too, the company’s results benefited from artificial intelligence (AI)-enhanced advertising placement and content creation.
•	Among individual contributors, a notable source of strength was a position in AI chip giant NVIDIA. The company’s chips are central to the AI revolution, and have helped it lay claim to being the world’s most valauble company as measured by market capitalization at the end of October 2025.
•	In information technology, semiconductors and semiconductor equipment and software stocks hurt relative results. Several of the leading detractors are explained by their exposure to AI. The top relative detractor was AI chipmaker Broadcom, to which we had limited exposure. It also hurt to be underrepresented in shares of AI software and consulting firm Palantir Technologies.
•	Stock selection in the consumer discretionary sector detracted from relative performance. It hurt to have exposure to shares of select hotels, restaurants and leisure companies, as well as those of textiles, apparel and luxury goods makers. In general, these stocks suffered from weaker spending by lower-income and price-sensitive consumers.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	24.35%	16.41%	17.47%
Regulatory Index
Russell 1000	21.14%	17.05%	14.39%
Performance Index
Russell 1000 Growth	30.52%	19.24%	18.28%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 28,204,062,455	$ 28,204,062,455	$ 28,204,062,455	$ 28,204,062,455	$ 28,204,062,455	$ 28,204,062,455
Holdings Count | holding	64	64	64	64	64	64
Advisory Fees Paid, Amount	$ 214,875,793
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	23%
Rights	0.0%	Software	16%
Short-Term Investments	0.1%	Interactive Media and Services	13%
Other Assets and Liabilities	0.0%	Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	7%

C000189740 [Member]
Shareholder Report [Line Items]
Fund Name	Ultra Fund
Class Name	Y Class
Trading Symbol	AULYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$60	0.53%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Ultra Fund Y Class returned 24.53% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	Stock selection in the communication services sector contributed most to relative performance. An overweight to internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. Here, too, the company’s results benefited from artificial intelligence (AI)-enhanced advertising placement and content creation.
•	Among individual contributors, a notable source of strength was a position in AI chip giant NVIDIA. The company’s chips are central to the AI revolution, and have helped it lay claim to being the world’s most valauble company as measured by market capitalization at the end of October 2025.
•	In information technology, semiconductors and semiconductor equipment and software stocks hurt relative results. Several of the leading detractors are explained by their exposure to AI. The top relative detractor was AI chipmaker Broadcom, to which we had limited exposure. It also hurt to be underrepresented in shares of AI software and consulting firm Palantir Technologies.
•	Stock selection in the consumer discretionary sector detracted from relative performance. It hurt to have exposure to shares of select hotels, restaurants and leisure companies, as well as those of textiles, apparel and luxury goods makers. In general, these stocks suffered from weaker spending by lower-income and price-sensitive consumers.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	24.53%	16.58%	19.28%	4/10/17
Regulatory Index
Russell 1000	21.14%	17.05%	14.89%	—
Performance Index
Russell 1000 Growth	30.52%	19.24%	19.68%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 28,204,062,455	$ 28,204,062,455	$ 28,204,062,455	$ 28,204,062,455	$ 28,204,062,455	$ 28,204,062,455
Holdings Count | holding	64	64	64	64	64	64
Advisory Fees Paid, Amount	$ 214,875,793
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	23%
Rights	0.0%	Software	16%
Short-Term Investments	0.1%	Interactive Media and Services	13%
Other Assets and Liabilities	0.0%	Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	7%

C000017061 [Member]
Shareholder Report [Line Items]
Fund Name	Ultra Fund
Class Name	A Class
Trading Symbol	TWUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$126	1.13%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Ultra Fund A Class returned 23.78% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	Stock selection in the communication services sector contributed most to relative performance. An overweight to internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. Here, too, the company’s results benefited from artificial intelligence (AI)-enhanced advertising placement and content creation.
•	Among individual contributors, a notable source of strength was a position in AI chip giant NVIDIA. The company’s chips are central to the AI revolution, and have helped it lay claim to being the world’s most valauble company as measured by market capitalization at the end of October 2025.
•	In information technology, semiconductors and semiconductor equipment and software stocks hurt relative results. Several of the leading detractors are explained by their exposure to AI. The top relative detractor was AI chipmaker Broadcom, to which we had limited exposure. It also hurt to be underrepresented in shares of AI software and consulting firm Palantir Technologies.
•	Stock selection in the consumer discretionary sector detracted from relative performance. It hurt to have exposure to shares of select hotels, restaurants and leisure companies, as well as those of textiles, apparel and luxury goods makers. In general, these stocks suffered from weaker spending by lower-income and price-sensitive consumers.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	23.78%	15.88%	16.95%
A Class - with sales charge	16.67%	14.52%	16.26%
Regulatory Index
Russell 1000	21.14%	17.05%	14.39%
Performance Index
Russell 1000 Growth	30.52%	19.24%	18.28%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 28,204,062,455	$ 28,204,062,455	$ 28,204,062,455	$ 28,204,062,455	$ 28,204,062,455	$ 28,204,062,455
Holdings Count | holding	64	64	64	64	64	64
Advisory Fees Paid, Amount	$ 214,875,793
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	23%
Rights	0.0%	Software	16%
Short-Term Investments	0.1%	Interactive Media and Services	13%
Other Assets and Liabilities	0.0%	Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	7%

C000017063 [Member]
Shareholder Report [Line Items]
Fund Name	Ultra Fund
Class Name	C Class
Trading Symbol	TWCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$209	1.88%

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Ultra Fund C Class returned 22.86% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	Stock selection in the communication services sector contributed most to relative performance. An overweight to internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. Here, too, the company’s results benefited from artificial intelligence (AI)-enhanced advertising placement and content creation.
•	Among individual contributors, a notable source of strength was a position in AI chip giant NVIDIA. The company’s chips are central to the AI revolution, and have helped it lay claim to being the world’s most valauble company as measured by market capitalization at the end of October 2025.
•	In information technology, semiconductors and semiconductor equipment and software stocks hurt relative results. Several of the leading detractors are explained by their exposure to AI. The top relative detractor was AI chipmaker Broadcom, to which we had limited exposure. It also hurt to be underrepresented in shares of AI software and consulting firm Palantir Technologies.
•	Stock selection in the consumer discretionary sector detracted from relative performance. It hurt to have exposure to shares of select hotels, restaurants and leisure companies, as well as those of textiles, apparel and luxury goods makers. In general, these stocks suffered from weaker spending by lower-income and price-sensitive consumers.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	22.86%	15.02%	16.08%
Regulatory Index
Russell 1000	21.14%	17.05%	14.39%
Performance Index
Russell 1000 Growth	30.52%	19.24%	18.28%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 28,204,062,455	$ 28,204,062,455	$ 28,204,062,455	$ 28,204,062,455	$ 28,204,062,455	$ 28,204,062,455
Holdings Count | holding	64	64	64	64	64	64
Advisory Fees Paid, Amount	$ 214,875,793
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	23%
Rights	0.0%	Software	16%
Short-Term Investments	0.1%	Interactive Media and Services	13%
Other Assets and Liabilities	0.0%	Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	7%

C000017064 [Member]
Shareholder Report [Line Items]
Fund Name	Ultra Fund
Class Name	R Class
Trading Symbol	AULRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$154	1.38%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Ultra Fund R Class returned 23.48% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	Stock selection in the communication services sector contributed most to relative performance. An overweight to internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. Here, too, the company’s results benefited from artificial intelligence (AI)-enhanced advertising placement and content creation.
•	Among individual contributors, a notable source of strength was a position in AI chip giant NVIDIA. The company’s chips are central to the AI revolution, and have helped it lay claim to being the world’s most valauble company as measured by market capitalization at the end of October 2025.
•	In information technology, semiconductors and semiconductor equipment and software stocks hurt relative results. Several of the leading detractors are explained by their exposure to AI. The top relative detractor was AI chipmaker Broadcom, to which we had limited exposure. It also hurt to be underrepresented in shares of AI software and consulting firm Palantir Technologies.
•	Stock selection in the consumer discretionary sector detracted from relative performance. It hurt to have exposure to shares of select hotels, restaurants and leisure companies, as well as those of textiles, apparel and luxury goods makers. In general, these stocks suffered from weaker spending by lower-income and price-sensitive consumers.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	23.48%	15.59%	16.65%
Regulatory Index
Russell 1000	21.14%	17.05%	14.39%
Performance Index
Russell 1000 Growth	30.52%	19.24%	18.28%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 28,204,062,455	$ 28,204,062,455	$ 28,204,062,455	$ 28,204,062,455	$ 28,204,062,455	$ 28,204,062,455
Holdings Count | holding	64	64	64	64	64	64
Advisory Fees Paid, Amount	$ 214,875,793
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	23%
Rights	0.0%	Software	16%
Short-Term Investments	0.1%	Interactive Media and Services	13%
Other Assets and Liabilities	0.0%	Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	7%

C000189739 [Member]
Shareholder Report [Line Items]
Fund Name	Ultra Fund
Class Name	R5 Class
Trading Symbol	AULGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$76	0.68%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Ultra Fund R5 Class returned 24.34% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	Stock selection in the communication services sector contributed most to relative performance. An overweight to internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. Here, too, the company’s results benefited from artificial intelligence (AI)-enhanced advertising placement and content creation.
•	Among individual contributors, a notable source of strength was a position in AI chip giant NVIDIA. The company’s chips are central to the AI revolution, and have helped it lay claim to being the world’s most valauble company as measured by market capitalization at the end of October 2025.
•	In information technology, semiconductors and semiconductor equipment and software stocks hurt relative results. Several of the leading detractors are explained by their exposure to AI. The top relative detractor was AI chipmaker Broadcom, to which we had limited exposure. It also hurt to be underrepresented in shares of AI software and consulting firm Palantir Technologies.
•	Stock selection in the consumer discretionary sector detracted from relative performance. It hurt to have exposure to shares of select hotels, restaurants and leisure companies, as well as those of textiles, apparel and luxury goods makers. In general, these stocks suffered from weaker spending by lower-income and price-sensitive consumers.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	24.34%	16.41%	19.10%	4/10/17
Regulatory Index
Russell 1000	21.14%	17.05%	14.89%	—
Performance Index
Russell 1000 Growth	30.52%	19.24%	19.68%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 28,204,062,455	$ 28,204,062,455	$ 28,204,062,455	$ 28,204,062,455	$ 28,204,062,455	$ 28,204,062,455
Holdings Count | holding	64	64	64	64	64	64
Advisory Fees Paid, Amount	$ 214,875,793
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	23%
Rights	0.0%	Software	16%
Short-Term Investments	0.1%	Interactive Media and Services	13%
Other Assets and Liabilities	0.0%	Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	7%

C000131598 [Member]
Shareholder Report [Line Items]
Fund Name	Ultra Fund
Class Name	R6 Class
Trading Symbol	AULDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$59	0.53%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Ultra Fund R6 Class returned 24.52% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	Stock selection in the communication services sector contributed most to relative performance. An overweight to internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. Here, too, the company’s results benefited from artificial intelligence (AI)-enhanced advertising placement and content creation.
•	Among individual contributors, a notable source of strength was a position in AI chip giant NVIDIA. The company’s chips are central to the AI revolution, and have helped it lay claim to being the world’s most valauble company as measured by market capitalization at the end of October 2025.
•	In information technology, semiconductors and semiconductor equipment and software stocks hurt relative results. Several of the leading detractors are explained by their exposure to AI. The top relative detractor was AI chipmaker Broadcom, to which we had limited exposure. It also hurt to be underrepresented in shares of AI software and consulting firm Palantir Technologies.
•	Stock selection in the consumer discretionary sector detracted from relative performance. It hurt to have exposure to shares of select hotels, restaurants and leisure companies, as well as those of textiles, apparel and luxury goods makers. In general, these stocks suffered from weaker spending by lower-income and price-sensitive consumers.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	24.52%	16.58%	17.65%
Regulatory Index
Russell 1000	21.14%	17.05%	14.39%
Performance Index
Russell 1000 Growth	30.52%	19.24%	18.28%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 28,204,062,455	$ 28,204,062,455	$ 28,204,062,455	$ 28,204,062,455	$ 28,204,062,455	$ 28,204,062,455
Holdings Count | holding	64	64	64	64	64	64
Advisory Fees Paid, Amount	$ 214,875,793
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	23%
Rights	0.0%	Software	16%
Short-Term Investments	0.1%	Interactive Media and Services	13%
Other Assets and Liabilities	0.0%	Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	7%

C000214991 [Member]
Shareholder Report [Line Items]
Fund Name	Ultra Fund
Class Name	G Class
Trading Symbol	AULNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Ultra Fund G Class returned 25.20% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	Stock selection in the communication services sector contributed most to relative performance. An overweight to internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. Here, too, the company’s results benefited from artificial intelligence (AI)-enhanced advertising placement and content creation.
•	Among individual contributors, a notable source of strength was a position in AI chip giant NVIDIA. The company’s chips are central to the AI revolution, and have helped it lay claim to being the world’s most valauble company as measured by market capitalization at the end of October 2025.
•	In information technology, semiconductors and semiconductor equipment and software stocks hurt relative results. Several of the leading detractors are explained by their exposure to AI. The top relative detractor was AI chipmaker Broadcom, to which we had limited exposure. It also hurt to be underrepresented in shares of AI software and consulting firm Palantir Technologies.
•	Stock selection in the consumer discretionary sector detracted from relative performance. It hurt to have exposure to shares of select hotels, restaurants and leisure companies, as well as those of textiles, apparel and luxury goods makers. In general, these stocks suffered from weaker spending by lower-income and price-sensitive consumers.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
August 1, 2019 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	25.20%	17.25%	20.14%	8/1/19
Regulatory Index
Russell 1000	21.14%	17.05%	15.84%	—
Performance Index
Russell 1000 Growth	30.52%	19.24%	20.41%	—

Performance Inception Date				Aug. 01, 2019
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 28,204,062,455	$ 28,204,062,455	$ 28,204,062,455	$ 28,204,062,455	$ 28,204,062,455	$ 28,204,062,455
Holdings Count | holding	64	64	64	64	64	64
Advisory Fees Paid, Amount	$ 214,875,793
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	23%
Rights	0.0%	Software	16%
Short-Term Investments	0.1%	Interactive Media and Services	13%
Other Assets and Liabilities	0.0%	Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	7%